Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bonds,
1.500%, 08/15/2026		$10,000,000	$10,251,562
Total U.S. Treasury Security (Cost $10,262,708)			10,251,562	0.7%

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)		1,010,000	1,098,377
3.500%, 11/01/2025 (Insured by BAM)		1,100,000	1,217,796
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)		310,000	368,501
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)		500,000	616,462
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)		335,000	398,282
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)		500,000	592,662
City of Birmingham AL:
5.000%, 03/01/2040 (Callable 09/01/2025) (7)		205,000	237,822
5.000%, 03/01/2045 (Callable 09/01/2025) (7)		1,205,000	1,395,911
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)		1,000,000	1,007,657
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)		555,000	636,354
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)		1,000,000	920,822
5.000%, 09/15/2029 (Callable 03/15/2027)		570,000	692,216
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)		110,000	59,414
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)		480,000	239,837
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)		785,000	917,455
4.000%, 12/01/2034 (Callable 12/01/2029)		255,000	296,102
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)		825,000	997,592
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)		1,235,000	1,303,735
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)		450,000	502,236
Madison Water & Wastewater Board:
4.000%, 12/01/2037 (Callable 12/01/2029)		530,000	626,538
4.000%, 12/01/2039 (Callable 12/01/2029)		240,000	282,367
Mizuho Floater/Residual Trust,
0.300%, 12/01/2048 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)		5,600,000	5,600,000
Southeast Alabama Gas Supply District,
0.905%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)		750,000	754,732
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)		420,000	501,093
4.000%, 08/01/2030 (Insured by AGM)		435,000	522,783
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)		455,000	546,038
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)		470,000	562,083
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)		500,000	583,093
Wilsonville Industrial Development Board,
0.030%, 01/01/2024 (Optional Put Date 10/01/2021) (1)		6,800,000	6,800,000
Total Alabama (Cost $29,642,522)			30,277,960	2.1%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)		225,000	253,106
5.000%, 12/01/2031 (Callable 06/01/2028)		500,000	615,439
4.000%, 06/01/2036 (Callable 06/01/2025)		1,750,000	1,894,707
Alaska Industrial Development & Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)		1,585,000	1,812,113
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Pre-refunded to 08/01/2023)		500,000	543,216
University of Alaska:
4.000%, 10/01/2025		170,000	190,683
4.000%, 10/01/2026 (Callable 10/01/2023)		650,000	689,150
5.000%, 10/01/2044 (Callable 10/01/2026)(Insured by AGM)		1,500,000	1,747,138
Total Alaska (Cost $7,394,769)			7,745,552	0.6%

Arizona
Arizona Industrial Development Authority:
2.500%, 05/01/2022 (Insured by AGM) (3)		846,544	847,545
4.000%, 07/01/2023 (Insured by SD CRED PROG)		115,000	121,471
4.000%, 07/01/2023 (Insured by SD CRED PROG)		100,000	105,127
4.000%, 07/01/2024 (Insured by SD CRED PROG)		200,000	216,704
4.000%, 07/01/2025 (Insured by SD CRED PROG)		100,000	109,586
4.000%, 07/01/2026 (Insured by SD CRED PROG)		100,000	111,179
5.000%, 02/01/2028		200,000	249,573
5.000%, 05/01/2028		270,000	296,372
4.625%, 08/01/2028 (3)		1,160,000	1,325,480
5.000%, 02/01/2030		340,000	441,389
5.000%, 07/01/2032 (Callable 07/01/2026)		205,000	233,122
5.000%, 07/01/2033 (Callable 07/01/2026)		220,000	249,595
4.000%, 07/01/2034 (Callable 07/01/2026)		230,000	248,367
4.000%, 07/01/2035 (Callable 07/01/2026)		235,000	253,450
4.000%, 07/01/2036 (Callable 07/01/2026)		220,000	236,926
4.000%, 07/01/2051 (Callable 07/01/2026)		1,000,000	1,058,250
4.000%, 07/01/2061 (Callable 07/01/2026)		1,700,000	1,791,268
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)		150,000	167,796
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2034 (Callable 07/01/2027)		250,000	304,632
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)		500,000	580,608
Industrial Development Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)		115,000	125,242
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)		1,500,000	1,665,249
Maricopa County Department of Public Health,
5.000%, 07/01/2033		265,000	328,075
Maricopa County Industrial Development Authority,
5.000%, 07/01/2028 (Insured by SD CRED PROG)		755,000	926,353
Maricopa County Unified School District No. 48,
3.000%, 07/01/2034 (Callable 07/01/2028)		1,000,000	1,098,794
Tempe Industrial Development Authority,
6.000%, 12/01/2027		2,390,000	2,411,809
Tender Option Bond Trust,
0.120%, 03/01/2029 (Optional Put Date 10/07/2021) (1)(3)		5,430,000	5,430,000
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)		350,000	396,548
4.000%, 07/01/2037 (Callable 07/01/2027)		500,000	565,322
Total Arizona (Cost $21,594,887)			21,895,832	1.6%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)		380,000	440,260
4.000%, 12/01/2032 (Callable 12/01/2027)		400,000	462,325
4.000%, 12/01/2033 (Callable 12/01/2027)		415,000	478,458
4.000%, 12/01/2034 (Callable 12/01/2027)		430,000	494,614
4.000%, 12/01/2035 (Callable 12/01/2027)		445,000	511,139
4.000%, 12/01/2038 (Callable 12/01/2027)		250,000	285,503
4.250%, 07/01/2041 (Callable 07/01/2028)		750,000	813,926
4.000%, 06/01/2045 (Callable 12/01/2027)		2,250,000	2,552,646
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)		1,025,000	1,075,209
Benton Washington Regional Public Water Authority,
3.000%, 10/01/2041 (Callable 10/01/2028)(Insured by BAM)		510,000	540,359
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)		780,000	829,500
3.000%, 12/01/2029 (Callable 12/01/2025)		505,000	534,291
3.000%, 12/01/2030 (Callable 12/01/2025)		630,000	663,446
3.000%, 12/01/2032 (Callable 12/01/2025)		1,035,000	1,085,631
City of Beebe AR:
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by AGM)		1,500,000	1,595,153
3.000%, 08/01/2046 (Callable 08/01/2028)(Insured by AGM)		3,350,000	3,508,597
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)		185,000	204,467
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)		1,500,000	1,509,536
3.050%, 01/01/2047 (Callable 01/01/2027)		815,000	833,178
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)		685,000	722,555
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)		540,000	578,552
City of Little Rock AR:
4.000%, 10/01/2031 (Callable 10/01/2025)		105,000	118,113
4.000%, 10/01/2033 (Callable 10/01/2025)		210,000	235,714
City of Lonoke AR:
5.000%, 06/01/2025		210,000	242,059
4.000%, 06/01/2028 (Callable 06/01/2025)		50,000	55,808
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)		1,085,000	1,135,659
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)		125,000	125,959
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)		25,000	27,396
4.000%, 08/01/2028 (Callable 08/01/2025)		290,000	314,779
4.000%, 08/01/2029 (Callable 08/01/2025)		700,000	756,732
4.000%, 08/01/2030 (Callable 08/01/2025)		325,000	349,997
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)		645,000	754,123
4.000%, 11/01/2030 (Callable 05/01/2027)		650,000	749,464
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)		730,000	763,759
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)		1,295,000	1,353,967
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)		325,000	363,599
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)		250,000	256,876
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)		745,000	760,313
City of West Memphis AR:
3.000%, 12/01/2033 (Callable 12/01/2028)(Insured by BAM) (6)		570,000	614,435
3.000%, 12/01/2034 (Callable 12/01/2028)(Insured by BAM) (6)		275,000	295,836
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM) (6)		1,750,000	1,846,618
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)		360,000	419,937
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)		60,000	60,458
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)		235,000	249,506
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)		1,000,000	1,130,883
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)		415,000	462,489
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		520,000	576,599
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		270,000	299,388
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		545,000	601,595
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		275,000	303,557
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)		165,000	181,647
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)		100,000	110,089
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)		340,000	381,615
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)		250,000	278,778
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)		885,000	974,812
Total Arkansas (Cost $36,148,028)			36,871,904	2.6%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)		130,000	140,732
0.000%, 08/01/2032 (7)		365,000	447,411
0.000%, 08/01/2035 (Callable 08/01/2029) (7)		250,000	289,748
0.000%, 08/01/2039 (Callable 08/01/2029) (7)		125,000	143,891
Alisal Union School District:
4.000%, 05/01/2034 (Callable 05/01/2029)(Insured by BAM)		385,000	448,624
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)		650,000	751,908
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)		4,000,000	4,032,887
Bay Area Toll Authority:
1.300%, 04/01/2036 (SIFMA Municipal Swap Index + 1.250%)(Callable 10/01/2026)(Mandatory Tender Date 04/01/2027) (2)		255,000	268,362
1.150%, 04/01/2045 (1)		3,500,000	3,561,880
1.150%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		650,000	661,362
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)		90,000	118,056
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)		210,000	227,042
California Community Choice Financing Authority,
4.000%, 02/01/2052 (Callable 05/01/2031)(Mandatory Tender Date 08/01/2031) (1)		4,600,000	5,574,965
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)		3,000,000	3,386,964
California Infrastructure & Economic Development Bank:
0.400%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 08/01/2023)(Mandatory Tender Date 08/01/2024) (2)		360,000	361,301
0.750%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		250,000	254,037
California Municipal Finance Authority:
5.000%, 08/01/2023		400,000	420,651
5.000%, 08/01/2024		400,000	430,046
5.000%, 10/01/2026		300,000	358,605
5.000%, 05/15/2031 (Insured by BAM)		370,000	485,114
4.000%, 05/15/2039 (Callable 05/15/2031)(Insured by BAM)		175,000	206,717
4.000%, 05/15/2041 (Callable 05/15/2031)(Insured by BAM)		500,000	586,069
4.000%, 01/01/2048 (Pre-refunded to 01/01/2028)		220,000	262,629
California Public Finance Authority:
5.000%, 10/15/2021		200,000	200,270
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		1,575,000	1,591,840
3.125%, 05/15/2029 (Callable 11/15/2023) (3)		750,000	759,735
Calipatria California Unified School District,
0.000%, 08/01/2026		175,000	163,631
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (7)		785,000	960,941
Carlsbad Unified School District,
6.125%, 08/01/2031 (7)		125,000	173,284
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)		110,000	126,587
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)		100,000	114,869
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)		75,000	85,711
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)		80,000	90,963
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)		400,000	403,414
City of Redding CA,
0.180%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)		5,000	5,000
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)		300,000	375,412
Cypress School District,
0.000%, 08/01/2050 (Callable 08/01/2036) (7)		100,000	100,836
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM) (7)		130,000	180,687
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)		300,000	364,511
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)		475,000	573,579
Encinitas Union School District,
0.000%, 08/01/2031 (7)		285,000	378,294
Enterprise Elementary School District,
6.200%, 08/01/2035 (Callable 08/01/2031) (7)		155,000	217,408
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)		505,000	451,809
6.875%, 08/01/2034 (Insured by AGC) (7)		330,000	536,761
Fontana Unified School District,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)		1,750,000	1,857,564
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)		315,000	382,147
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)(Insured by AGM)		500,000	231,711
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)		500,000	577,339
4.000%, 08/01/2038 (Callable 08/01/2028)(Insured by AGM)		1,050,000	1,210,004
4.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGM)		660,000	758,992
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (7)		140,000	207,209
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)		275,000	320,510
Lathrop-Manteca Fire Protection District:
4.000%, 05/01/2041 (Callable 05/01/2029)(Insured by AGM)		600,000	697,817
4.000%, 05/01/2046 (Callable 05/01/2029)(Insured by AGM)		730,000	840,781
4.000%, 05/01/2051 (Callable 05/01/2029)(Insured by AGM)		795,000	912,303
Long Beach Bond Finance Authority:
5.250%, 11/15/2023		90,000	99,170
5.000%, 11/15/2029		50,000	63,193
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (7)		540,000	587,678
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)		110,000	135,901
Los Angeles County Metropolitan Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)		970,000	1,201,163
Mayers Memorial Hospital District:
0.000%, 08/01/2027		260,000	222,675
0.000%, 08/01/2028		290,000	239,816
Mizuho Floater/Residual Trust:
0.300%, 03/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)		4,000,000	4,000,000
0.300%, 12/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)		5,449,000	5,449,000
Modesto Irrigation District,
0.660%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/01/2021)(Insured by NATL) (2)		2,860,000	2,858,475
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)		590,000	702,594
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)		175,000	197,110
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)		3,000,000	3,427,962
Norwalk-La Mirada Unified School District,
5.500%, 08/01/2029 (Insured by AGC) (7)		235,000	299,828
Oak Park Unified School District:
6.750%, 08/01/2031 (7)		160,000	225,065
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)		110,000	160,163
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)		1,450,000	1,316,205
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 10/21/2021)(Insured by BAM)		120,000	120,217
5.000%, 08/01/2033 (Callable 10/21/2021)(Insured by BAM)		300,000	300,544
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)		385,000	496,290
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)		1,325,000	1,443,548
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)		635,000	686,136
3.000%, 09/01/2037 (Callable 09/01/2029)		800,000	860,762
3.000%, 09/01/2038 (Callable 09/01/2029)		700,000	749,832
3.000%, 09/01/2039 (Callable 09/01/2029)		775,000	828,157
Reef-Sunset Unified School District,
4.600%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (7)		200,000	228,706
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)		145,000	191,847
0.000%, 08/01/2042 (Callable 08/01/2034) (7)		740,000	993,149
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)		100,000	117,799
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)		725,000	630,782
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)		505,000	560,024
San Diego Unified School District:
4.000%, 07/01/2032 (Callable 07/01/2026)		165,000	189,801
0.000%, 07/01/2034 (Callable 07/01/2025)		1,650,000	1,104,305
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)		355,000	375,113
San Mateo Foster City Public Financing Authority,
4.000%, 08/01/2044 (Callable 08/01/2029)		1,000,000	1,174,509
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)		75,000	84,478
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)		485,000	704,068
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)		160,000	181,377
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)		600,000	697,139
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)		625,000	718,659
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)		2,250,000	2,538,803
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)		1,085,000	1,216,723
School District of Belmont-Redwood Shores CA,
5.900%, 08/01/2031 (Pre-refunded to 08/01/2026) (7)		100,000	125,602
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (7)		150,000	148,847
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)		245,000	266,217
0.000%, 08/01/2028 (Callable 08/01/2025) (7)		80,000	86,928
0.000%, 08/01/2030 (Callable 08/01/2025) (7)		285,000	309,681
0.000%, 08/01/2041 (Callable 08/01/2028) (7)		555,000	647,226
South Placer Wastewater Authority,
5.000%, 11/01/2034		500,000	695,611
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)		425,000	321,785
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)		65,000	70,617
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to 08/01/2024)(Insured by BAM) (7)		200,000	223,611
Tender Option Bond Trust:
0.210%, 07/01/2022 (Optional Put Date 10/07/2021) (1)(3)		4,580,000	4,580,000
0.210%, 12/15/2038 (1)(3)		3,000,000	3,000,000
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)		7,520,000	7,624,647
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)		1,195,000	1,467,847
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)		50,000	56,836
Westside Union School District,
0.000%, 08/01/2028		160,000	146,820
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)		50,000	56,522
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)		500,000	445,924
Total California (Cost $96,272,577)			97,924,407	7.0%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)		125,000	150,515
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)		2,000,000	2,294,387
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)		225,000	245,851
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		235,000	294,743
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		250,000	312,427
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		530,000	660,578
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)		500,000	406,517
0.000%, 08/01/2031 (Callable 08/01/2026)		150,000	116,730
0.000%, 08/01/2032 (Callable 08/01/2026)		365,000	271,666
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)		100,000	123,861
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)		310,000	381,642
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)		500,000	612,296
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)		150,000	186,334
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)		210,000	259,867
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)		250,000	308,336
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)		350,000	429,355
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)		1,130,000	1,304,947
Colorado Educational & Cultural Facilities Authority:
4.000%, 11/15/2021		225,000	225,952
5.000%, 10/01/2022		1,300,000	1,359,028
4.000%, 11/15/2022		445,000	461,957
5.000%, 10/01/2023		700,000	761,567
4.000%, 12/15/2025		1,320,000	1,376,977
4.000%, 04/01/2028		540,000	604,621
4.000%, 05/01/2028		135,000	152,061
5.000%, 06/01/2029 (Callable 06/01/2024)		120,000	131,269
5.000%, 08/15/2030 (Callable 08/15/2024)		500,000	550,510
2.000%, 09/01/2030 (Callable 09/01/2028)		270,000	270,280
4.000%, 05/01/2031 (Callable 05/01/2028)		195,000	219,148
5.000%, 06/01/2031 (Callable 06/01/2024)		40,000	43,543
5.000%, 08/15/2034 (Callable 08/15/2024)		1,000,000	1,094,740
Colorado Health Facilities Authority:
5.000%, 12/01/2023		140,000	153,259
5.000%, 06/01/2027 (ETM)		750,000	919,258
5.000%, 09/01/2027		205,000	251,666
5.000%, 12/01/2030 (Callable 06/01/2025)		405,000	456,460
5.000%, 08/01/2036 (Callable 08/01/2029)		150,000	186,514
4.000%, 10/01/2037 (Callable 10/01/2030)		320,000	369,341
4.000%, 01/15/2045 (Callable 01/15/2026)		195,000	212,757
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)		3,130,000	3,671,189
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)		265,000	285,827
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)		2,060,000	2,285,641
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)		125,000	156,708
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)		50,000	50,791
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		800,000	939,969
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)		1,000,000	1,171,952
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)		1,785,000	2,086,323
Denver City & County Housing Authority,
0.600%, 08/01/2024		400,000	399,157
Denver Health & Hospital Authority:
5.000%, 12/01/2025		400,000	467,249
5.000%, 12/01/2027		340,000	417,558
5.250%, 12/01/2045 (Callable 12/01/2023)		135,000	144,811
Denver Urban Renewal Authority,
5.000%, 12/01/2025		200,000	209,295
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)		2,550,000	2,261,003
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)		2,000,000	2,025,841
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)		90,000	92,627
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)		295,000	294,193
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		350,000	432,798
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		1,190,000	1,467,163
Mizuho Floater/Residual Trust,
0.300%, 07/01/2034 (Optional Put Date 11/04/2021) (1)(3)		1,537,327	1,537,327
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)		450,000	484,493
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)		500,000	613,763
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022		80,000	80,918
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027		230,000	278,808
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)		950,000	961,143
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)		125,000	144,427
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)		125,000	144,161
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)		125,000	143,957
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)		135,000	155,251
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)		2,675,000	2,881,220
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)		600,000	702,483
5.000%, 12/01/2026 (Insured by BAM)		460,000	553,461
Weld County School District No. Re-5J:
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by ST AID)		1,960,000	2,373,018
4.000%, 12/01/2040 (Callable 12/01/2030)(Insured by ST AID)		2,000,000	2,417,802
Total Colorado (Cost $48,371,196)			50,493,287	3.6%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)		550,000	583,752
City of West Haven CT:
4.000%, 09/15/2022		175,000	180,992
4.000%, 09/15/2023		290,000	309,752
4.000%, 09/15/2024		250,000	274,745
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)		105,000	112,663
4.000%, 05/15/2049 (Callable 11/15/2028)		1,265,000	1,418,153
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026		500,000	605,006
5.000%, 11/01/2026 (Pre-refunded to 11/01/2022)		135,000	141,970
4.250%, 07/01/2031 (Callable 07/01/2022)		1,075,000	1,106,594
5.000%, 07/01/2034 (Callable 07/01/2022)		40,000	41,398
4.000%, 07/01/2035 (Callable 07/01/2032) (6)		2,000,000	2,311,572
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2021		825,000	829,485
5.000%, 11/15/2027 (Callable 11/15/2026)		125,000	147,416
3.000%, 11/15/2035 (Callable 11/15/2026)		850,000	876,547
State of Connecticut:
5.000%, 04/15/2024		175,000	195,907
1.040%, 03/01/2025 (SIFMA Municipal Swap Index + 0.990%) (2)		375,000	382,621
5.000%, 10/01/2027 (Callable 10/01/2023)		685,000	748,402
5.000%, 07/15/2030 (Callable 07/15/2023)		225,000	242,714
5.000%, 10/15/2032 (Callable 10/15/2022)		960,000	1,003,652
5.000%, 09/01/2033 (Callable 09/01/2026)		300,000	357,356
5.000%, 05/01/2034 (Callable 05/01/2030)		1,500,000	1,933,712
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)		1,000,000	1,203,495
4.000%, 11/01/2037 (Callable 11/01/2028)(Insured by BAM)		1,175,000	1,352,860
Total Connecticut (Cost $15,786,904)			16,360,764	1.2%

Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)		300,000	360,368
4.000%, 07/01/2036 (Callable 07/01/2031)		330,000	392,702
University of Delaware,
0.020%, 11/01/2037 (Optional Put Date 10/01/2021) (1)		1,000,000	1,000,000
Total Delaware (Cost $1,753,964)			1,753,070	0.1%

District of Columbia
District of Columbia:
4.000%, 03/01/2037 (Callable 09/01/2029)		795,000	941,482
5.000%, 10/01/2037 (Callable 04/01/2026)		275,000	324,651
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023		185,000	189,619
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		6,000,000	6,000,000
0.500%, 03/01/2027 (Callable 04/01/2024)(Mandatory Tender Date 10/01/2024) (1)		2,675,000	2,667,871
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)		110,000	95,883
5.000%, 10/01/2033 (Callable 10/01/2025)		250,000	291,806
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (7)		355,000	449,238
6.500%, 10/01/2044 (Callable 10/01/2028) (7)		665,000	876,813
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)		960,000	1,281,491
5.000%, 10/01/2053 (Callable 04/01/2022)		2,610,000	2,664,297
Washington Metropolitan Area Transit Authority,
4.000%, 07/15/2045 (Callable 07/15/2030)		5,000,000	5,831,886
Total District of Columbia (Cost $21,378,226)			21,615,037	1.5%

Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)		400,000	460,157
4.000%, 06/01/2041 (Callable 06/01/2028)		330,000	368,787
4.000%, 06/01/2051 (Callable 06/01/2028)		400,000	441,466
4.000%, 06/01/2056 (Callable 06/01/2028)		485,000	533,706
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)		475,000	559,332
4.000%, 12/01/2037 (Callable 12/01/2025)		1,000,000	1,110,289
4.000%, 12/01/2038 (Callable 12/01/2025)		500,000	552,516
City of Jacksonville FL:
4.000%, 11/01/2032 (Callable 11/01/2029)		375,000	437,345
4.000%, 10/01/2033 (Callable 10/01/2026)		1,895,000	2,156,069
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		11,100,000	11,100,000
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		4,900,000	4,900,000
4.000%, 11/01/2040 (Callable 11/01/2024)		65,000	69,814
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)		400,000	472,298
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)		775,000	945,559
City of Tallahassee FL:
5.000%, 12/01/2023		400,000	439,065
5.000%, 12/01/2024		300,000	341,790
5.000%, 12/01/2029 (Callable 12/01/2025)		585,000	675,572
5.000%, 10/01/2033 (Callable 10/01/2025)		1,250,000	1,460,643
5.000%, 10/01/2034 (Callable 10/01/2024)		500,000	566,409
City of West Palm Beach FL,
0.070%, 10/01/2038 (Callable 10/06/2021)(Optional Put Date 10/07/2021)(Insured by AGC) (1)		5,000,000	5,000,000
County of Citrus FL,
5.000%, 10/01/2021		200,000	200,000
County of Jackson FL,
0.050%, 07/01/2022 (Optional Put Date 10/01/2021) (1)		1,430,000	1,430,000
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)		120,000	143,421
5.000%, 10/01/2032 (Callable 10/01/2026)		335,000	399,789
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)		255,000	363,596
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)		390,000	558,012
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)		1,165,000	1,417,965
4.000%, 12/01/2037 (Callable 12/01/2030)		1,295,000	1,572,476
County of St. Lucie FL,
0.030%, 09/01/2028 (Optional Put Date 10/01/2021) (1)		5,000,000	5,000,000
Florida Department of Management Services,
5.000%, 11/01/2029		2,000,000	2,601,987
Florida Development Finance Corp.:
4.000%, 06/01/2025		110,000	118,894
4.000%, 06/01/2026		115,000	125,823
5.000%, 04/01/2028		400,000	492,050
5.000%, 04/01/2029		250,000	313,596
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023		500,000	540,996
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		1,155,000	1,246,689
4.350%, 01/01/2046 (Callable 01/01/2024)		75,000	76,562
3.800%, 07/01/2047 (Callable 10/01/2021)(Insured by GNMA)		70,000	70,000
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)		145,000	153,145
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)		160,000	173,082
Florida Municipal Loan Council,
5.000%, 10/01/2026		90,000	108,166
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)		500,000	581,884
Florida State Turnpike Authority,
4.500%, 07/01/2041		500,000	530,396
Highlands County Health Facilities Authority:
0.050%, 11/15/2035 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		2,950,000	2,950,000
0.050%, 11/15/2037 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		10,500,000	10,500,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035 (Callable 10/01/2024)		500,000	565,770
5.000%, 10/01/2044 (Callable 10/01/2024)		1,185,000	1,332,212
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)		700,000	874,273
5.000%, 10/01/2032 (Callable 10/01/2027)		700,000	858,491
0.060%, 10/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		4,025,000	4,025,000
Mizuho Floater/Residual Trust,
0.300%, 05/01/2034 (Optional Put Date 11/04/2021) (1)(3)		3,990,000	3,990,000
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)		200,000	233,531
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)		1,000,000	1,189,642
4.000%, 10/01/2034 (Callable 10/01/2026)		250,000	284,765
4.000%, 10/01/2036 (Callable 10/01/2026)		415,000	472,034
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)		2,500,000	2,776,826
5.000%, 10/01/2035 (Callable 10/01/2026)		1,210,000	1,443,769
Orange County School Board:
5.000%, 08/01/2031 (Pre-refunded to 08/01/2025)		990,000	1,159,391
5.000%, 08/01/2033 (Callable 08/01/2026)		150,000	178,527
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2023		150,000	157,507
5.000%, 05/15/2023		1,160,000	1,236,601
4.000%, 05/15/2024		320,000	345,309
5.000%, 05/15/2024		300,000	331,456
4.000%, 05/15/2035 (Callable 05/15/2025)		175,000	186,699
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)		515,000	624,831
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)		1,000,000	1,128,589
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)		185,000	209,142
Seminole County Industrial Development Authority:
4.000%, 06/15/2028 (3)		245,000	276,384
4.000%, 06/15/2029 (3)		260,000	294,540
4.000%, 06/15/2030 (3)		270,000	307,128
4.000%, 06/15/2036 (Callable 06/15/2031) (3)		315,000	355,745
4.000%, 06/15/2041 (Callable 06/15/2031) (3)		420,000	468,194
Tender Option Bond Trust:
0.210%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 10/07/2021) (1)(3)		2,230,000	2,230,000
0.150%, 04/01/2053 (Callable 04/01/2028)(Optional Put Date 10/07/2021) (1)(3)		6,000,000	6,000,000
University Park Recreation District:
2.750%, 05/01/2022 (Insured by BAM)		265,000	268,067
2.750%, 05/01/2023 (Insured by BAM)		270,000	278,291
Village Community Development District No. 13,
2.625%, 05/01/2024		375,000	382,574
Total Florida (Cost $96,657,603)			98,724,634	7.0%

Georgia
Auburn Urban Redevelopment Agency:
4.000%, 10/01/2029 (Insured by BAM)		210,000	253,683
4.000%, 10/01/2030 (Insured by BAM)		275,000	336,185
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028		185,000	231,830
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)		500,000	514,892
0.050%, 07/01/2049 (Optional Put Date 10/01/2021) (1)		2,000,000	2,000,000
0.040%, 11/01/2052 (Optional Put Date 10/01/2021) (1)		9,505,000	9,505,000
Carrollton Payroll Development Authority,
5.000%, 07/01/2029		1,175,000	1,506,325
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 11/01/2021)		225,000	225,811
5.500%, 11/01/2027 (Insured by AGM)		145,000	173,339
5.000%, 01/01/2028 (Callable 11/01/2021)		1,000,000	1,003,604
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)		500,000	598,622
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		750,000	895,118
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)		495,000	566,977
Development Authority for Fulton County,
5.000%, 10/01/2029		1,710,000	2,173,002
Development Authority of Bulloch County:
5.000%, 07/01/2030		405,000	528,984
5.000%, 07/01/2031 (Callable 07/01/2030)		420,000	545,651
5.000%, 07/01/2032 (Callable 07/01/2030)		445,000	574,006
5.000%, 07/01/2033 (Callable 07/01/2030)		465,000	595,641
4.000%, 07/01/2039 (Callable 07/01/2030)		305,000	357,008
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)		305,000	374,348
5.000%, 06/01/2035 (Callable 06/01/2027)		645,000	781,330
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)		3,740,000	3,841,865
Gainesville & Hall County Hospital Authority:
5.000%, 02/15/2022		500,000	508,740
5.000%, 02/15/2029 (Callable 02/15/2027)		485,000	585,606
George L Smith II Congress Center Authority,
4.000%, 01/01/2036 (Callable 01/01/2031)		500,000	579,484
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)		450,000	477,923
Main Street Natural Gas, Inc.:
0.805%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)		400,000	402,595
0.885%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		2,050,000	2,069,140
Private Colleges & Universities Authority:
5.000%, 06/01/2027		420,000	503,625
5.000%, 06/01/2028		495,000	605,677
5.000%, 06/01/2029		400,000	498,344
4.000%, 06/01/2034 (Callable 06/01/2031)		395,000	460,584
4.000%, 06/01/2035 (Callable 06/01/2031)		500,000	581,568
Tender Option Bond Trust,
0.130%, 08/15/2048 (Callable 02/15/2028)(Optional Put Date 10/07/2021) (1)(3)		3,425,000	3,425,000
Total Georgia (Cost $37,629,682)			38,281,507	2.7%

Hawaii
City & County of Honolulu HI,
5.000%, 09/01/2040 (Callable 09/01/2028)		450,000	556,151
Total Hawaii (Cost $564,193)			556,151	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)		290,000	324,817
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)		310,000	345,852
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)		325,000	362,603
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)		350,000	390,474
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)		100,000	106,545
4.000%, 12/15/2024 (Insured by BAM)		125,000	136,392
4.000%, 12/15/2025 (Insured by BAM)		130,000	144,631
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Pre-refunded to 12/01/2027)(Insured by BAM)		1,330,000	1,581,715
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)		460,000	540,523
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)		510,000	592,527
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)		150,000	172,962
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)		595,000	686,427
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)		1,000,000	1,094,255
Chicago Park District,
5.000%, 01/01/2024		580,000	637,761
City of Chicago IL:
5.000%, 01/01/2024		250,000	273,903
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)		110,000	121,528
5.000%, 01/01/2026 (Callable 01/01/2024)		250,000	269,266
0.000%, 01/01/2027 (Insured by NATL)		195,000	180,913
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)		625,000	778,954
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)		445,000	488,162
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)		200,000	218,759
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)		375,000	458,595
5.000%, 01/01/2035 (Callable 01/01/2027)(Insured by AGM)		510,000	606,931
City of Country Club Hills IL,
3.000%, 01/01/2030 (Insured by BAM)		330,000	364,387
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	271,028
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)		880,000	1,033,552
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)		150,000	154,714
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)		160,000	176,443
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)		130,000	143,059
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023		200,000	196,381
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)		1,195,000	1,412,020
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)		1,000,000	1,178,895
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)		430,000	522,709
6.000%, 12/15/2027 (Insured by BAM)		1,150,000	1,486,902
Cook County School District No. 83,
5.625%, 06/01/2033		810,000	1,067,852
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2030)		1,500,000	1,948,947
DuPage County Community Unit School District No. 200,
4.000%, 06/01/2038 (Callable 06/01/2026)		100,000	111,343
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)		315,000	360,327
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)		765,000	873,375
4.000%, 12/01/2035 (Callable 12/01/2029)		645,000	732,968
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)		600,000	733,417
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)		130,000	139,467
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)		140,000	148,749
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)		100,000	105,202
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)		165,000	173,256
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)		175,000	183,709
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		185,000	194,141
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)		195,000	204,763
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)		205,000	215,126
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)		100,000	105,036
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)		270,000	314,611
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)		500,000	621,017
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)		1,125,000	1,190,255
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)		1,065,000	1,121,231
Illinois Finance Authority:
5.000%, 10/01/2021		170,000	170,000
5.000%, 10/01/2023		105,000	113,016
5.000%, 11/01/2024		1,100,000	1,245,346
5.000%, 01/01/2029 (Callable 01/01/2027)		475,000	570,118
5.000%, 02/15/2029 (Callable 02/15/2027)		3,275,000	3,969,608
5.000%, 01/01/2030 (Callable 01/01/2027)		205,000	244,770
5.000%, 10/01/2030 (Callable 10/01/2026)		140,000	166,580
4.000%, 12/15/2032 (Callable 12/15/2029)		625,000	753,323
4.000%, 05/15/2034 (Callable 05/15/2026)		300,000	332,458
0.556%, 11/01/2034 (1 Month LIBOR USD + 0.500%)(Callable 03/01/2022)(Mandatory Tender Date 09/01/2022) (2)		975,000	974,929
4.000%, 12/01/2040 (Callable 12/01/2027)		270,000	306,584
5.000%, 10/01/2041 (Callable 10/01/2026)		125,000	147,344
4.000%, 12/01/2042 (Callable 12/01/2027)		275,000	311,000
0.050%, 08/01/2043 (Optional Put Date 10/01/2021) (1)		5,000,000	5,000,000
0.050%, 12/01/2046 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		5,400,000	5,400,000
6.000%, 10/01/2048 (Callable 10/01/2022)		1,000,000	1,023,757
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)		565,000	587,877
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)		399,185	410,429
4.250%, 10/01/2049 (Callable 04/01/2028)		1,570,000	1,743,564
1.050%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)		250,000	255,442
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)		2,500,000	3,149,648
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)		1,155,000	1,437,213
Illinois State Toll Highway Authority,
5.000%, 01/01/2042 (Callable 01/01/2028)		500,000	598,675
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)		500,000	615,748
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)		250,000	264,273
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)		315,000	327,695
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)		480,000	531,859
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)		1,090,000	1,088,696
Kendall Kane & Will Counties Community Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)(Insured by BAM)		2,550,000	2,809,972
4.750%, 10/01/2031 (Callable 10/01/2023)		1,000,000	1,083,841
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)		855,000	963,231
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)		920,000	1,030,975
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)		1,190,000	1,302,692
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		150,000	172,491
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		200,000	228,580
4.000%, 01/01/2040 (Callable 01/01/2027)(Insured by AGM)		2,420,000	2,694,754
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)		580,000	706,953
4.000%, 01/01/2045 (Callable 01/01/2027)(Insured by AGM)		3,000,000	3,306,429
Macoupin, Sangaman, & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)		685,000	739,027
Madison County Community Unit School District No. 8:
4.000%, 12/01/2035 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,152,429
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by BAM)		1,740,000	1,998,705
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,142,379
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)		190,000	202,244
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (ETM)(Insured by NATL)		25,000	25,581
5.500%, 12/15/2023 (Insured by NATL)		65,000	70,854
0.000%, 06/15/2029 (Insured by NATL)		1,400,000	1,221,170
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)		1,500,000	1,813,172
Northern Illinois University:
4.000%, 10/01/2033 (Callable 04/01/2031)(Insured by BAM)		500,000	595,006
4.000%, 10/01/2034 (Callable 04/01/2031)(Insured by BAM)		485,000	575,055
4.000%, 10/01/2035 (Callable 04/01/2031)(Insured by BAM)		1,000,000	1,183,455
4.000%, 10/01/2038 (Callable 04/01/2031)(Insured by BAM)		1,000,000	1,172,943
4.000%, 10/01/2039 (Callable 04/01/2031)(Insured by BAM)		425,000	497,124
4.000%, 10/01/2040 (Callable 04/01/2031)(Insured by BAM)		400,000	466,784
4.000%, 10/01/2041 (Callable 04/01/2031)(Insured by BAM)		425,000	494,530
4.000%, 10/01/2043 (Callable 04/01/2031)(Insured by BAM)		625,000	723,433
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)		415,000	452,989
5.000%, 12/01/2024 (Insured by BAM)		100,000	113,021
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)		330,000	386,246
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)		415,000	422,412
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)		155,000	176,802
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)		1,750,000	1,919,138
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)		3,750,000	4,539,633
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)		155,000	166,917
St. Clair County Community Consolidated School District No. 90,
0.000%, 12/01/2021		200,000	199,822
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)		175,000	201,172
St. Clair County High School District No. 201:
4.000%, 02/01/2029 (Callable 02/01/2028)(Insured by BAM) (6)		1,375,000	1,586,621
4.000%, 02/01/2030 (Callable 02/01/2028)(Insured by BAM) (6)		1,335,000	1,535,148
4.000%, 02/01/2031 (Callable 02/01/2028)(Insured by BAM) (6)		1,475,000	1,688,354
State of Illinois:
4.000%, 03/01/2022		5,000,000	5,075,843
6.000%, 06/15/2024 (Insured by NATL)		100,000	114,789
5.000%, 06/15/2027 (Callable 10/18/2021)		1,500,000	1,502,791
5.500%, 07/01/2033 (Callable 07/01/2023)		410,000	438,579
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)		2,500,000	2,813,343
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)		1,060,000	1,478,534
Tender Option Bond Trust,
0.150%, 12/01/2027 (Optional Put Date 10/07/2021) (1)(3)		3,255,000	3,255,000
University of Illinois,
5.000%, 10/01/2021		700,000	700,000
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023		600,000	646,717
5.000%, 12/01/2024		585,000	647,437
4.000%, 01/01/2031 (Callable 01/01/2027) (3)		245,000	255,824
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)		450,000	495,341
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)		750,000	870,171
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)		250,000	251,679
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)		200,000	208,897
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)		330,000	364,184
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)		450,000	497,737
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM) (6)		300,000	350,645
4.000%, 12/01/2030 (Insured by BAM) (6)		300,000	357,072
Village of Minooka IL,
2.540%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)		225,000	226,302
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)		135,000	151,402
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)		205,000	228,494
4.000%, 12/15/2035 (Callable 12/15/2030)(Insured by BAM)		250,000	290,477
4.000%, 12/15/2038 (Callable 12/15/2030)(Insured by BAM)		795,000	914,166
Village of Romeoville IL,
5.000%, 10/01/2042 (Callable 04/01/2025)		100,000	109,544
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)(Insured by AGM)		130,000	153,182
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)		230,000	241,068
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)		310,000	324,574
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)		275,000	287,909
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)		190,000	198,936
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)		300,000	357,316
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)		225,000	267,092
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)		185,000	205,315
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)		150,000	166,122
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)		140,000	138,673
0.000%, 01/01/2026 (Insured by AGM)		265,000	250,980
0.000%, 01/01/2027 (Insured by BAM)		1,120,000	1,036,929
0.000%, 01/01/2027 (Insured by AGM)		115,000	106,470
0.000%, 01/01/2028 (Insured by BAM)		1,140,000	1,029,367
0.000%, 01/01/2028 (Insured by AGM)		180,000	162,532
0.000%, 01/01/2028		60,000	52,625
0.000%, 01/01/2029		40,000	33,988
0.000%, 01/01/2033 (Insured by BAM)		600,000	467,196
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)		410,000	465,214
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)		245,000	280,137
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)		785,000	895,305
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)		480,000	544,710
Will County Township High School District No. 204,
5.000%, 01/01/2025		125,000	141,431
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)		1,000,000	1,139,104
Total Illinois (Cost $127,927,750)			132,692,556	9.4%

Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025		325,000	370,960
5.000%, 08/01/2025		335,000	388,368
5.250%, 08/01/2036 (Callable 08/01/2029)		1,450,000	1,855,140
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)		250,000	257,975
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)		325,000	403,183
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)		385,000	464,196
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)		150,000	183,918
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)		1,335,000	1,632,228
Franklin Township-Marion County Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)		505,000	532,937
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)		625,000	679,809
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)		610,000	729,890
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)		315,000	386,843
Indiana Bond Bank:
0.710%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)		225,000	225,047
1.054%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)		510,000	510,156
Indiana Finance Authority:
5.000%, 10/01/2023		180,000	193,520
5.000%, 10/01/2027		245,000	294,870
5.000%, 10/01/2028 (Callable 10/01/2027)		1,000,000	1,201,504
5.000%, 10/01/2029		220,000	274,481
2.500%, 11/01/2030		3,825,000	3,850,502
5.000%, 10/01/2031		250,000	321,437
5.000%, 10/01/2032 (Callable 10/01/2023)		3,520,000	3,677,349
5.000%, 10/01/2033 (Callable 10/01/2031)		170,000	216,830
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)		290,000	307,320
4.000%, 10/01/2035 (Callable 10/01/2031)		820,000	958,113
0.030%, 02/01/2037 (Optional Put Date 10/01/2021) (1)		2,000,000	2,000,000
3.750%, 10/01/2037 (Callable 10/01/2023)		335,000	337,689
3.750%, 10/01/2042 (Callable 10/01/2023)		220,000	220,922
5.500%, 08/15/2045 (Callable 11/01/2021)		225,000	225,731
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)		10,000	10,010
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)		715,000	715,878
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)		1,000,000	1,135,000
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)		80,000	90,701
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)		500,000	574,525
5.000%, 02/01/2035 (Callable 12/29/2023)		200,000	219,398
5.000%, 02/01/2036 (Callable 12/29/2023)		750,000	821,977
5.000%, 02/01/2054 (Callable 02/01/2029)		1,885,000	2,298,217
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)		925,000	1,055,352
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)		1,000,000	1,266,817
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)		135,000	155,901
Munster School Building Corp.,
4.000%, 07/15/2024 (Insured by ST AID)		170,000	186,549
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)		165,000	195,881
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)		220,000	261,810
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)		360,000	295,116
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)		245,000	296,385
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)		345,000	394,998
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)		250,000	292,639
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)		300,000	351,021
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)		150,000	175,346
Total Indiana (Cost $32,467,474)			33,494,439	2.4%

Iowa
City of Coralville IA:
4.000%, 05/01/2022		100,000	101,333
4.000%, 06/01/2022		105,000	107,017
4.000%, 06/01/2023		135,000	141,032
3.000%, 06/01/2024		290,000	301,361
4.000%, 05/01/2030 (Callable 05/01/2029)		1,000,000	1,125,823
3.000%, 05/01/2033 (Callable 05/01/2029)		1,000,000	1,034,085
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)		200,000	227,449
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)		645,000	780,149
Iowa Finance Authority:
4.000%, 05/15/2023		200,000	210,009
4.000%, 05/15/2024		250,000	269,772
0.050%, 12/01/2033 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		1,000,000	1,000,000
0.050%, 12/01/2033 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		1,355,000	1,355,000
0.070%, 08/01/2041 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		1,000,000	1,000,000
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		1,675,000	1,881,217
2.875%, 05/15/2049 (Callable 10/21/2021)		350,000	351,990
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)		2,000,000	2,202,701
0.585%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)		2,000,000	2,000,000
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029		870,000	964,751
3.000%, 04/01/2030		650,000	721,474
3.000%, 04/01/2031		525,000	582,005
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		1,030,000	1,127,582
Total Iowa (Cost $17,339,901)			17,484,750	1.2%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		525,000	539,846
City of Goddard KS,
3.500%, 06/01/2034 (Callable 12/01/2022)		1,420,000	1,399,580
City of Hutchinson KS:
4.000%, 12/01/2021		360,000	361,745
5.000%, 12/01/2022		140,000	146,490
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)		1,540,000	1,730,792
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)		700,000	808,233
4.000%, 12/01/2040 (Callable 12/01/2029)		1,095,000	1,258,643
Total Kansas (Cost $6,204,483)			6,245,329	0.4%

Kentucky
Kentucky Bond Development Corp.,
5.000%, 09/01/2037 (Callable 09/01/2028)		500,000	612,280
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)		420,000	396,296
0.000%, 10/01/2026 (Insured by NATL)		630,000	580,378
0.000%, 10/01/2027 (Insured by NATL)		680,000	609,264
0.000%, 10/01/2028 (Insured by NATL)		805,000	700,734
0.090%, 05/01/2034 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		6,235,000	6,235,000
Kentucky Public Energy Authority:
4.000%, 08/01/2027		250,000	291,438
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)		675,000	743,426
1.355%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)		2,000,000	2,050,767
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)		490,000	560,242
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)		365,000	474,232
4.000%, 11/01/2033 (Callable 11/01/2031)(Insured by BAM)		260,000	311,540
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by BAM)		270,000	321,664
4.000%, 11/01/2038 (Callable 11/01/2031)(Insured by BAM)		325,000	383,674
4.000%, 11/01/2041 (Callable 11/01/2031)(Insured by BAM)		250,000	292,662
4.000%, 11/01/2051 (Callable 11/01/2031)(Insured by BAM)		525,000	604,195
4.000%, 11/01/2056 (Callable 11/01/2031)(Insured by BAM)		500,000	575,424
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)		1,000,000	1,198,254
Total Kentucky (Cost $16,561,355)			16,941,470	1.2%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)		350,000	378,805
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)		145,000	160,478
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)		200,000	218,469
5.000%, 10/01/2024 (Insured by BAM)		100,000	113,378
Louisiana Public Facilities Authority,
0.000%, 10/01/2024 (7)		125,000	123,402
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)		380,000	447,395
4.000%, 07/01/2032 (Callable 07/01/2026)(Insured by BAM)		485,000	544,643
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)		660,000	711,573
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)		100,000	112,901
4.000%, 03/01/2036 (Callable 03/01/2027)		115,000	129,381
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)(Insured by AGM)		500,000	592,394
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)		715,000	542,357
Total Louisiana (Cost $3,898,252)			4,075,176	0.3%

Maine
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)		1,090,000	1,258,434
Maine Health & Higher Educational Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)		230,000	263,394
5.000%, 07/01/2046 (Callable 07/01/2026)		250,000	285,127
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)		100,000	104,099
4.000%, 11/15/2045 (Callable 11/15/2025)		220,000	230,268
3.500%, 11/15/2046 (Callable 11/15/2025)		20,000	20,645
3.500%, 11/15/2047 (Callable 11/15/2026)		550,000	584,445
4.000%, 11/15/2049 (Callable 05/15/2028)		395,000	430,707
4.000%, 11/15/2050 (Callable 05/15/2029)		955,000	1,061,645
Total Maine (Cost $4,167,937)			4,238,764	0.3%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)		1,000,000	1,023,918
4.000%, 09/01/2032 (Callable 09/01/2031)		350,000	428,369
4.000%, 09/01/2033 (Callable 09/01/2031)		230,000	279,728
4.000%, 09/01/2034 (Callable 09/01/2031)		200,000	241,710
4.000%, 09/01/2035 (Callable 09/01/2031)		215,000	259,077
4.000%, 09/01/2036 (Callable 09/01/2031)		135,000	161,998
Maryland Community Development Administration:
3.500%, 03/01/2050 (Callable 03/01/2029)		620,000	675,607
3.250%, 09/01/2050 (Callable 09/01/2029)		5,875,000	6,404,670
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028		300,000	368,220
4.000%, 01/01/2029		980,000	1,156,951
5.000%, 01/01/2029		290,000	362,209
5.000%, 01/01/2030		185,000	234,433
0.050%, 07/01/2033 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		3,535,000	3,535,000
Washington Suburban Sanitary Commission:
0.060%, 06/01/2023 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		3,115,000	3,115,000
4.000%, 06/01/2039 (Callable 06/01/2026)		1,585,000	1,795,027
Total Maryland (Cost $20,001,095)			20,041,917	1.4%

Massachusetts
Commonwealth of Massachusetts,
5.000%, 09/01/2038 (Callable 09/01/2028)		1,375,000	1,714,068
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)		575,000	670,907
5.000%, 12/01/2035 (Callable 12/01/2026)		1,450,000	1,735,713
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)		1,000,000	1,041,072
4.500%, 12/01/2048 (Callable 12/01/2027)		1,480,000	1,630,241
4.000%, 06/01/2049 (Callable 12/01/2028)		805,000	882,777
University of Massachusetts,
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)		70,000	80,039
University of Massachusetts Building Authority:
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)		65,000	74,107
5.000%, 11/01/2039 (Callable 11/01/2024)		135,000	152,838
Total Massachusetts (Cost $7,878,809)			7,981,762	0.6%

Michigan
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)		150,000	162,996
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)		25,000	27,095
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		500,000	623,820
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)		1,000,000	1,027,103
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		985,000	1,107,497
Ferris State University,
5.000%, 10/01/2026		865,000	1,040,530
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)		220,000	259,146
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)(Insured by Q-SBLF)		250,000	308,270
Great Lakes Water Authority,
5.000%, 07/01/2033 (Callable 07/01/2028)		1,000,000	1,246,057
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)(Insured by Q-SBLF)		2,000,000	2,429,966
Michigan Finance Authority:
5.000%, 12/01/2021		265,000	267,003
4.000%, 10/01/2024		650,000	695,590
5.000%, 09/01/2029		400,000	500,415
5.000%, 09/01/2030 (Callable 03/01/2030)		440,000	552,771
5.000%, 07/01/2034 (Callable 07/01/2025)		315,000	363,126
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)		500,000	558,013
5.000%, 07/01/2044 (Callable 07/01/2024)		125,000	132,317
Michigan State Building Authority,
0.090%, 10/15/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		2,000,000	2,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)		575,000	648,503
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)		1,695,000	1,875,510
3.500%, 12/01/2050 (Callable 06/01/2029)		1,935,000	2,123,529
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)		525,000	661,325
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)		750,000	891,146
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)		1,000,000	1,194,660
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)		400,000	479,463
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		815,000	1,008,937
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)		135,000	171,054
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)		300,000	378,610
Wayne County Airport Authority:
5.000%, 12/01/2026		185,000	224,772
5.000%, 12/01/2031 (Callable 12/01/2027)		375,000	457,327
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)		500,000	583,679
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)		250,000	286,229
5.000%, 11/15/2030 (Insured by AGM)		100,000	131,399
5.000%, 11/15/2030 (Insured by AGM)		300,000	394,197
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM)		375,000	483,506
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM)		400,000	513,518
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM)		420,000	537,946
Total Michigan (Cost $25,595,851)			26,347,025	1.9%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027		200,000	242,755
5.000%, 05/01/2031 (Callable 05/01/2027)		525,000	625,135
City of Minneapolis MN,
5.000%, 11/15/2034 (Callable 11/15/2025)		680,000	783,762
Duluth Economic Development Authority:
5.000%, 06/15/2027 (6)		300,000	352,090
5.000%, 06/15/2028 (6)		450,000	537,077
4.250%, 02/15/2038 (Callable 02/15/2028)		200,000	229,318
4.250%, 02/15/2043 (Callable 02/15/2028)		200,000	227,193
Forest Lake Independent School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)(Insured by SD CRED PROG)		400,000	424,944
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 12/01/2029		1,175,000	1,428,248
5.000%, 12/01/2030		300,000	367,649
5.000%, 12/01/2036 (Callable 12/01/2030)		1,600,000	1,908,224
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)		970,000	1,150,058
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)		700,000	827,974
Minnesota Housing Finance Agency:
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)		545,000	554,865
3.100%, 07/01/2035 (Callable 07/01/2025)(Insured by GNMA)		2,180,000	2,198,509
4.000%, 01/01/2038 (Callable 01/01/2024)		450,000	476,855
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)		180,000	183,253
0.480%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)		2,955,000	2,961,214
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)		395,000	419,810
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027		200,000	230,728
4.000%, 02/01/2028 (Callable 02/01/2027)		350,000	399,966
4.000%, 02/01/2037 (Callable 02/01/2027)		250,000	275,684
Robbinsdale Independent School District No. 281,
5.000%, 02/01/2030 (Insured by SD CRED PROG) (6)		750,000	978,627
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)		400,000	440,429
Zumbro Education District:
4.000%, 02/01/2029		350,000	406,228
4.000%, 02/01/2038 (Callable 02/01/2031)		385,000	443,082
4.000%, 02/01/2041 (Callable 02/01/2031)		400,000	456,022
Total Minnesota (Cost $19,161,603)			19,529,699	1.4%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)		500,000	593,430
City of Gulfport MS:
5.000%, 07/01/2024		485,000	537,493
5.000%, 07/01/2027 (Callable 07/01/2026)		500,000	581,881
City of Ridgeland MS:
3.000%, 10/01/2025		1,000,000	1,051,917
3.000%, 10/01/2026		1,100,000	1,162,729
3.000%, 10/01/2028 (Callable 10/01/2027)		690,000	725,034
3.000%, 10/01/2029 (Callable 10/01/2027)		540,000	563,319
Delta St. University Educational Building Corp.,
4.000%, 12/01/2034 (Callable 12/01/2026)		125,000	141,310
DeSoto County School District,
3.000%, 04/01/2030 (Callable 04/01/2028)		615,000	680,717
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)		500,000	592,550
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)		2,100,000	2,192,285
Mississippi Development Bank:
5.000%, 03/01/2030 (Callable 03/01/2028)		330,000	407,111
5.000%, 07/01/2030		205,000	263,070
5.000%, 03/01/2031 (Callable 03/01/2028)		175,000	214,831
5.000%, 07/01/2031		125,000	163,212
4.000%, 03/01/2032 (Callable 03/01/2028)		200,000	233,880
4.000%, 07/01/2032 (Callable 07/01/2031)		150,000	181,661
4.000%, 03/01/2033 (Callable 03/01/2028)		300,000	349,938
5.250%, 03/01/2034 (Callable 03/01/2028)		490,000	593,831
4.000%, 07/01/2034 (Callable 07/01/2031)		285,000	342,596
4.000%, 03/01/2036 (Callable 03/01/2028)		300,000	347,279
4.000%, 07/01/2036 (Callable 07/01/2031)		250,000	298,731
4.000%, 07/01/2038 (Callable 07/01/2031)		245,000	290,523
4.000%, 07/01/2039 (Callable 07/01/2031)		390,000	461,156
4.000%, 07/01/2040 (Callable 07/01/2031)		215,000	253,408
4.000%, 07/01/2041 (Callable 07/01/2031)		270,000	317,295
5.250%, 03/01/2045 (Callable 03/01/2028)		1,275,000	1,512,036
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)		1,000,000	1,224,844
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)		1,260,000	1,458,697
5.000%, 10/01/2032 (Callable 10/01/2027)		215,000	264,942
5.000%, 10/15/2034 (Callable 10/15/2025)		1,000,000	1,152,567
5.000%, 10/15/2035 (Callable 10/15/2028)		4,000,000	4,936,223
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)		385,000	455,163
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded to 01/01/2025)(Insured by AGM)		110,000	126,203
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)(Insured by AGM)		300,000	344,191
5.000%, 01/01/2030 (Pre-refunded to 01/01/2025)(Insured by AGM)		590,000	676,908
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)		1,500,000	1,873,478
Total Mississippi (Cost $26,985,787)			27,566,439	2.0%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)		210,000	239,034
4.000%, 04/15/2031 (Callable 04/15/2027)		220,000	249,388
County of Cape Girardeau MO:
5.000%, 06/01/2023		625,000	659,537
5.000%, 06/01/2024		825,000	902,863
5.000%, 06/01/2025		650,000	734,560
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)		45,000	49,290
5.000%, 09/01/2025		365,000	416,625
5.000%, 09/01/2026		410,000	479,376
5.000%, 09/01/2027		280,000	334,161
5.000%, 11/15/2027 (Callable 11/15/2025)		585,000	676,562
5.000%, 06/01/2031 (Callable 06/01/2024)		50,000	55,777
5.000%, 02/01/2035 (Callable 02/01/2024)		295,000	317,023
5.250%, 10/01/2041 (Pre-refunded to 10/01/2021)		100,000	100,000
Jackson County Reorganized School District No. 7,
4.000%, 03/01/2039 (Callable 03/01/2029)		2,500,000	2,950,923
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)		1,005,000	1,337,459
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)		1,300,000	1,400,082
3.000%, 03/01/2041 (Callable 03/01/2028)(Insured by ST AID)		1,000,000	1,072,895
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)		360,000	388,106
3.000%, 03/01/2038 (Callable 03/01/2028)		500,000	537,687
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2037 (Callable 05/01/2030)		2,710,000	3,485,981
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)		10,000	10,286
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)		250,000	251,111
Missouri Southern State University:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)		110,000	124,249
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)		115,000	129,491
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)		125,000	140,524
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)		150,000	168,188
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)		140,000	156,187
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)		110,000	122,427
Moberly School District No. 81,
3.000%, 03/01/2039 (Callable 09/01/2028)(Insured by ST AID)		1,900,000	2,031,426
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)		220,000	229,270
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)(Insured by ST AID)		1,525,000	1,636,388
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)		1,325,000	1,418,453
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)		170,000	191,890
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)		2,425,000	2,841,270
St. Louis Land Clearance for Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)		370,000	352,844
Total Missouri (Cost $26,024,364)			26,191,333	1.9%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)		330,000	334,623
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)		415,000	448,832
Montana Facility Finance Authority:
4.000%, 07/01/2024		150,000	161,384
5.000%, 06/01/2033 (Callable 06/01/2028)		310,000	379,673
5.000%, 06/01/2035 (Callable 06/01/2028)		225,000	274,357
Yellowstone County School District No. 8,
5.000%, 07/01/2027		225,000	275,286
Total Montana (Cost $1,807,596)			1,874,155	0.1%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)		340,000	354,282
5.000%, 09/01/2042 (Callable 09/01/2022)		585,000	609,682
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)		550,000	600,729
Colfax County School District No. 123,
4.000%, 12/15/2030 (Pre-refunded to 05/22/2024)		225,000	246,321
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)		200,000	241,075
Douglas County Hospital Authority No. 2:
5.000%, 05/15/2030 (Callable 05/15/2026)		90,000	106,963
0.550%, 05/15/2033 (SIFMA Municipal Swap Index + 0.500%)(Callable 10/21/2021)(Mandatory Tender Date 08/01/2023) (2)(3)		4,000,000	4,000,357
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)		275,000	285,494
3.500%, 09/01/2046 (Callable 03/01/2025)		90,000	95,675
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (6)		540,000	583,185
3.000%, 12/01/2032 (6)		385,000	413,988
Village of Boys Town NE,
3.000%, 09/01/2028		2,125,000	2,369,823
Total Nebraska (Cost $9,645,956)			9,907,574	0.7%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)		250,000	297,918
City of Las Vegas NV Special Improvement District No. 815:
4.000%, 12/01/2021		100,000	100,495
3.000%, 12/01/2022		100,000	102,285
City of Reno NV,
4.000%, 06/01/2043 (Callable 06/01/2027)(Insured by AGM)		1,845,000	2,051,239
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)		2,000,000	2,015,030
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)		450,000	545,155
Las Vegas Redevelopment Agency,
3.000%, 06/15/2032 (Callable 06/15/2026)		1,000,000	1,056,390
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)		1,780,000	1,965,111
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)		370,000	408,812
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)		300,000	328,277
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)		525,000	639,283
Total Nevada (Cost $9,328,015)			9,509,995	0.7%

New Hampshire
New Hampshire Business Finance Authority,
4.000%, 07/01/2051 (Callable 07/01/2031)		3,000,000	3,478,862
New Hampshire Health and Education Facilities Authority:
3.150%, 04/01/2022 (Callable 11/01/2021) (3)		4,875,000	4,877,782
5.000%, 10/01/2032 (Callable 10/01/2027)		275,000	333,706
Total New Hampshire (Cost $8,789,668)			8,690,350	0.6%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (3)		3,293,000	3,635,138
Camden County Improvement Authority,
4.000%, 01/15/2038 (Callable 01/15/2029)		1,705,000	1,984,970
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)		100,000	100,000
5.000%, 10/01/2021		200,000	200,000
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)		1,100,000	1,268,766
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)		400,000	426,308
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)		640,000	697,137
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 03/01/2022)		2,325,000	2,326,045
New Jersey Economic Development Authority:
4.000%, 06/15/2022		775,000	795,097
5.000%, 06/15/2023 (Insured by BAM)		295,000	318,822
5.000%, 03/01/2024 (Callable 03/01/2023)		150,000	159,862
4.000%, 11/01/2027		1,100,000	1,289,601
3.125%, 07/01/2029 (Callable 07/01/2027)		90,000	91,534
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2026 (Pre-refunded to 07/01/2022)		1,000,000	1,028,298
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)		150,000	174,384
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)		700,000	727,672
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)		1,190,000	1,335,866
4.750%, 10/01/2050 (Callable 04/01/2028)		420,000	474,023
3.500%, 04/01/2051 (Callable 04/01/2029)		3,850,000	4,253,033
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)		605,000	593,310
0.000%, 12/15/2028 (Insured by BHAC)		240,000	217,583
5.000%, 06/15/2029 (Callable 06/15/2026)		1,465,000	1,727,797
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)		500,000	578,388
5.000%, 06/15/2042 (Callable 06/15/2022)		225,000	232,472
5.000%, 06/15/2044 (Callable 06/15/2023)		145,000	154,734
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)		50,000	62,271
0.808%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)		890,000	892,837
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)		525,000	621,529
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022		550,000	583,006
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)		1,350,000	1,693,389
State of New Jersey,
5.000%, 06/01/2025		4,000,000	4,642,117
Total New Jersey (Cost $32,409,542)			33,285,989	2.4%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022		140,000	144,562
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)		300,000	353,561
4.000%, 12/01/2029 (Insured by AGM)		335,000	390,800
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)		630,000	658,782
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)		520,000	588,906
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2023		100,000	106,049
4.000%, 09/01/2024		100,000	108,931
4.000%, 09/01/2025		150,000	167,033
5.000%, 09/01/2026		150,000	177,335
5.000%, 09/01/2029		225,000	282,624
5.000%, 09/01/2030		225,000	287,123
Total New Mexico (Cost $3,191,634)			3,265,706	0.2%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030		755,000	725,778
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)		240,000	290,926
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 11/01/2021) (3)		709,459	719,932
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)		250,000	271,105
5.000%, 04/01/2040 (Callable 04/01/2028)		380,000	460,540
0.130%, 04/01/2042 (Optional Put Date 10/01/2021) (1)		11,000,000	11,000,000
5.000%, 03/01/2044 (Callable 03/01/2028)		350,000	420,628
5.000%, 12/01/2044 (Callable 12/01/2028)		1,655,000	2,025,774
County of Suffolk NY,
5.000%, 05/01/2022		990,000	1,014,154
Dutchess County Local Development Corp.:
5.000%, 07/01/2027 (Callable 07/01/2026)		100,000	118,956
4.125%, 01/01/2049 (Callable 01/01/2023)		105,000	108,814
Geneva Development Corp.,
5.000%, 09/01/2029 (Pre-refunded to 09/01/2023)		185,000	201,756
Huntington Local Development Corp.,
4.000%, 07/01/2027		2,450,000	2,578,251
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)		325,000	380,372
3.000%, 09/01/2040 (Callable 09/01/2031)		1,000,000	1,070,414
Metropolitan Transportation Authority:
4.000%, 02/01/2022		800,000	809,575
5.000%, 05/15/2022		330,000	339,453
5.000%, 09/01/2022		1,750,000	1,823,786
0.605%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)		3,165,000	3,173,352
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025) (1)		2,500,000	2,504,777
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)		250,000	313,108
0.000%, 03/01/2030 (Insured by AGC)		150,000	129,122
5.000%, 03/01/2030 (Insured by AGM)		250,000	318,639
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)		50,000	62,885
5.000%, 08/01/2034 (Callable 08/01/2026)		650,000	774,972
5.000%, 11/01/2035 (Callable 05/01/2029)		715,000	906,804
5.000%, 08/01/2038 (Callable 08/01/2028)		1,295,000	1,605,862
4.000%, 11/01/2038 (Callable 05/01/2031)		1,055,000	1,247,978
4.000%, 05/01/2039 (Callable 11/01/2030)		1,000,000	1,172,854
5.000%, 08/01/2039 (Callable 08/01/2024)		105,000	117,120
5.000%, 05/01/2042 (Callable 05/01/2027)		1,750,000	2,101,464
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)		1,000,000	1,123,144
5.000%, 06/15/2036 (Callable 06/15/2024)		1,000,000	1,123,144
4.000%, 06/15/2042 (Callable 12/15/2029)		2,500,000	2,934,382
0.020%, 06/15/2049 (Optional Put Date 10/01/2021) (1)		600,000	600,000
New York Liberty Development Corp.,
0.300%, 10/01/2035 (Optional Put Date 10/07/2021) (1)(3)		1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 10/01/2038 (Callable 04/01/2028)		1,850,000	2,294,132
5.000%, 03/15/2041 (Callable 03/15/2029)		3,000,000	3,734,661
5.000%, 03/15/2043 (Callable 03/15/2029)		3,275,000	4,059,958
5.000%, 03/15/2044 (Callable 03/15/2024)		2,800,000	3,092,131
5.000%, 03/15/2045 (Callable 09/15/2028)		1,000,000	1,216,052
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)		2,000,000	2,005,378
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)		560,000	645,191
New York Transportation Development Corp.,
5.000%, 12/01/2033 (Callable 12/01/2030)		1,000,000	1,269,094
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)		50,000	51,922
5.000%, 10/01/2040 (Callable 10/01/2025)		95,000	101,030
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)		805,000	911,145
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)		345,000	404,099
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)		145,000	151,168
0.050%, 04/01/2051 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		2,990,000	2,990,000
Tender Option Bond Trust:
0.080%, 03/15/2029 (Optional Put Date 10/07/2021) (1)(3)		3,000,000	3,000,000
0.210%, 06/15/2043 (Callable 12/15/2029)(Optional Put Date 10/07/2021) (1)(3)		2,830,000	2,830,000
Town of Oyster Bay NY,
3.000%, 02/01/2022		1,775,000	1,790,554
Triborough Bridge & Tunnel Authority:
0.555%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)		460,000	460,095
4.000%, 05/15/2046 (Callable 05/15/2031)		500,000	581,000
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)		1,175,000	1,386,304
Total New York (Cost $77,527,505)			78,543,735	5.6%

North Carolina
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)		305,000	365,049
County of Wake NC,
5.000%, 03/01/2030		1,630,000	2,146,771
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)		150,000	154,397
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)		415,000	447,232
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)		1,000,000	1,141,446
North Carolina Turnpike Authority:
5.000%, 01/01/2028		250,000	306,923
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)		1,105,000	1,262,021
Total North Carolina (Cost $5,682,473)			5,823,839	0.4%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)		825,000	825,000
City of Horace ND:
0.650%, 08/01/2023 (Callable 08/01/2022)		1,000,000	1,000,446
3.000%, 05/01/2029 (Callable 05/01/2027)		430,000	460,572
3.000%, 05/01/2030 (Callable 05/01/2027)		425,000	452,906
3.000%, 05/01/2031 (Callable 05/01/2027)		380,000	402,251
3.000%, 05/01/2037 (Callable 05/01/2026)		2,495,000	2,556,365
City of Mandan ND,
2.750%, 09/01/2041 (Callable 11/01/2021)		425,000	425,097
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)		1,750,000	1,796,880
5.000%, 05/01/2028 (Callable 05/01/2023)		480,000	510,673
County of Burleigh ND:
4.000%, 11/01/2021		525,000	526,238
2.750%, 02/01/2022 (Callable 10/21/2021)		5,500,000	5,501,671
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)		850,000	884,761
County of McKenzie ND:
5.000%, 08/01/2022		645,000	666,192
5.000%, 08/01/2023		1,225,000	1,312,322
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/18/2021)		815,000	815,358
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)(Insured by SD CRED PROG)		525,000	609,264
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)		110,000	117,851
3.000%, 07/01/2034 (Callable 07/01/2028)		100,000	106,107
3.500%, 07/01/2046 (Callable 01/01/2026)		270,000	288,337
4.000%, 01/01/2050 (Callable 07/01/2028)		910,000	1,022,209
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)		205,000	250,170
5.000%, 04/01/2028 (Insured by AGM)		100,000	124,990
4.000%, 04/01/2037 (Callable 04/01/2029)(Insured by AGM)		400,000	466,034
University of North Dakota:
4.000%, 06/01/2046 (Callable 06/01/2030)(Insured by AGM)		1,300,000	1,487,104
4.000%, 06/01/2051 (Callable 06/01/2030)(Insured by AGM)		2,250,000	2,563,316
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/18/2021)		1,700,000	1,700,120
Total North Dakota (Cost $26,664,962)			26,872,234	1.9%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2032 (Callable 11/15/2030)		700,000	902,298
4.000%, 11/15/2033 (Callable 11/15/2030)		400,000	466,791
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029) (6)		1,665,000	1,937,680
4.000%, 12/01/2032 (Callable 12/01/2029) (6)		1,955,000	2,268,542
4.000%, 12/01/2033 (Callable 12/01/2026)		125,000	142,361
4.000%, 12/01/2033 (Callable 12/01/2029) (6)		1,950,000	2,255,801
City of Columbus OH,
3.000%, 08/15/2031 (Callable 08/15/2025)		960,000	1,020,694
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)		645,000	833,155
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)		400,000	514,061
5.000%, 07/01/2036 (Callable 07/01/2031)		600,000	766,624
4.000%, 07/01/2038 (Callable 07/01/2031)		500,000	589,495
4.000%, 12/01/2055 (Callable 12/01/2029) (3)		500,000	523,378
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031		750,000	753,181
3.820%, 11/15/2036 (Callable 11/15/2021)		450,000	450,802
4.000%, 11/15/2038 (Callable 05/15/2022)		330,000	335,426
County of Franklin OH,
0.480%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)		1,000,000	1,000,058
County of Licking OH,
4.000%, 12/01/2028 (Pre-refunded to 12/01/2021)		250,000	251,539
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)		180,000	193,314
5.000%, 12/01/2031 (Callable 12/01/2023)		480,000	526,878
3.000%, 12/01/2036 (Callable 12/01/2025)		400,000	422,133
4.000%, 12/01/2040 (Callable 12/01/2025)		245,000	272,700
County of Medina OH:
4.000%, 12/01/2028 (Callable 06/01/2026)		90,000	103,171
3.000%, 12/01/2033 (Callable 06/01/2026)		590,000	629,132
3.000%, 12/01/2037 (Callable 06/01/2026)		545,000	577,639
4.000%, 12/01/2046 (Callable 06/01/2026)		500,000	559,770
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)		400,000	479,077
5.000%, 08/01/2039 (Callable 02/01/2031)		825,000	1,064,127
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)(Insured by BAM)		250,000	284,651
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)		160,000	182,006
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)		500,000	630,654
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)		1,845,000	2,148,415
Northeast Ohio Medical University:
5.000%, 12/01/2028		100,000	122,433
4.000%, 12/01/2035 (Callable 12/01/2030)		300,000	344,380
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)		500,000	524,038
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025		655,000	721,164
5.000%, 05/01/2026		200,000	237,045
5.000%, 05/01/2027 (Callable 05/01/2026)		610,000	719,959
5.000%, 05/01/2028 (Callable 05/01/2026)		475,000	558,523
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)		700,000	728,782
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)		185,000	198,896
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (7)		2,045,000	2,546,577
0.000%, 02/15/2036 (Callable 02/15/2031) (7)		335,000	416,587
Port of Greater Cincinnati Development Authority:
5.000%, 04/01/2028		230,000	284,543
5.000%, 04/01/2030		230,000	294,605
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)		225,000	241,572
5.000%, 11/15/2035 (Callable 11/15/2030)		605,000	756,362
4.000%, 11/15/2036 (Callable 11/15/2030)		635,000	732,405
4.000%, 01/15/2044 (Callable 01/15/2025)		715,000	770,411
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)		725,000	848,012
Tender Option Bond Trust,
0.210%, 12/15/2040 (Callable 06/15/2031)(Optional Put Date 10/07/2021) (1)(3)		1,560,000	1,560,000
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)		230,000	254,171
Triway Local School District:
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)		2,395,000	2,735,126
4.000%, 12/01/2042 (Callable 12/01/2028)(Insured by BAM)		1,460,000	1,663,407
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)		1,215,000	1,400,846
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)		695,000	799,416
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)		460,000	521,424
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)(Insured by BAM)		200,000	216,713
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)		500,000	540,520
Total Ohio (Cost $42,557,998)			43,823,470	3.1%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)		220,000	224,998
Oklahoma Development Finance Authority:
2.600%, 03/01/2024		425,000	429,588
0.120%, 08/15/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		4,700,000	4,700,000
0.140%, 08/15/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		4,635,000	4,635,000
Oklahoma Housing Finance Agency,
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)		200,000	208,406
Oklahoma Turnpike Authority,
4.000%, 01/01/2038 (Callable 01/01/2027)		600,000	684,066
Total Oklahoma (Cost $10,879,575)			10,882,058	0.8%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (7)		475,000	572,509
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)		25,000	30,157
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)(Insured by SCH BD GTY)		785,000	394,335
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)		425,000	245,605
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)		110,000	91,637
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)(Insured by SCH BD GTY)		1,000,000	1,232,505
Oregon State Facilities Authority:
5.000%, 10/01/2024		200,000	225,671
5.000%, 10/01/2026		100,000	119,697
5.000%, 10/01/2027		150,000	183,717
Port of Morrow OR,
0.080%, 02/01/2027 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		3,360,000	3,360,000
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)		105,000	121,084
5.000%, 05/15/2035 (Callable 05/15/2026)		500,000	582,295
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)		300,000	343,788
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)		100,000	112,742
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)		100,000	111,699
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)		200,000	221,406
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)		540,000	595,403
Total Oregon (Cost $8,245,096)			8,544,250	0.6%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	270,081
City of Erie Higher Education Building Authority:
5.000%, 05/01/2031		175,000	223,725
4.000%, 05/01/2036 (Callable 05/01/2031)		200,000	230,956
4.000%, 05/01/2041 (Callable 05/01/2031)		460,000	523,855
5.000%, 05/01/2047 (Callable 05/01/2031)		475,000	580,956
City of Oil City PA:
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)		175,000	207,574
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)		180,000	212,249
4.000%, 12/01/2033 (Callable 12/01/2029)(Insured by AGM)		190,000	223,005
4.000%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)		190,000	222,035
4.000%, 12/01/2035 (Callable 12/01/2029)(Insured by AGM)		275,000	320,780
4.000%, 12/01/2036 (Callable 12/01/2029)(Insured by AGM)		850,000	987,893
4.000%, 12/01/2038 (Callable 12/01/2029)(Insured by AGM)		320,000	369,478
4.000%, 12/01/2039 (Callable 12/01/2029)(Insured by AGM)		320,000	368,582
4.000%, 12/01/2040 (Callable 12/01/2029)(Insured by AGM)		270,000	310,350
4.000%, 12/01/2041 (Callable 12/01/2029)(Insured by AGM)		270,000	309,565
4.000%, 12/01/2042 (Callable 12/01/2029)(Insured by AGM)		200,000	228,863
4.000%, 12/01/2043 (Callable 12/01/2029)(Insured by AGM)		185,000	211,281
Commonwealth Financing Authority:
5.000%, 06/01/2022		750,000	773,356
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)		1,670,000	1,894,409
Conestoga Valley School District:
4.000%, 02/01/2040 (Callable 08/01/2029)		470,000	552,084
4.000%, 02/01/2040 (Callable 08/01/2029)(Insured by ST AID)		310,000	362,155
4.000%, 02/01/2041 (Callable 08/01/2029)(Insured by ST AID)		410,000	477,481
4.000%, 02/01/2043 (Callable 08/01/2029)(Insured by ST AID)		500,000	585,666
4.000%, 02/01/2044 (Callable 08/01/2029)		500,000	583,654
County of Mercer PA,
4.000%, 10/01/2046 (Callable 10/01/2029)(Insured by BAM)		440,000	511,127
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)		690,000	822,990
Delaware County Authority:
4.000%, 10/01/2021		200,000	200,000
5.000%, 10/01/2023		240,000	258,718
5.000%, 10/01/2035 (Callable 04/01/2027)		485,000	583,509
Delaware County Industrial Development Authority,
0.040%, 09/01/2045 (Optional Put Date 10/01/2021) (1)		10,000,000	10,000,000
Delaware Valley Regional Finance Authority:
0.935%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)		1,000,000	1,007,575
0.110%, 11/01/2055 (SIFMA Municipal Swap Index + 0.210%)(Callable 10/01/2021)(Optional Put Date 10/07/2021) (2)		10,900,000	10,900,000
East Hempfield Township Industrial Development Authority:
5.000%, 12/01/2025		225,000	263,935
5.000%, 07/01/2030 (Pre-refunded to 07/01/2023)		700,000	757,746
Eastern Lebanon County School District:
4.000%, 05/15/2035 (Callable 11/15/2026)(Insured by ST AID) (6)		240,000	271,131
4.000%, 05/15/2036 (Callable 11/15/2026)(Insured by ST AID) (6)		230,000	259,393
4.000%, 05/15/2037 (Callable 11/15/2026)(Insured by ST AID) (6)		250,000	281,426
4.000%, 05/15/2038 (Callable 11/15/2026)(Insured by ST AID) (6)		250,000	280,869
4.000%, 05/15/2039 (Callable 11/15/2026)(Insured by ST AID) (6)		250,000	280,552
4.000%, 05/15/2040 (Callable 11/15/2026)(Insured by ST AID) (6)		400,000	448,069
4.000%, 05/15/2041 (Callable 11/15/2026)(Insured by ST AID) (6)		350,000	391,410
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)(Insured by ST AID)		1,000,000	1,082,681
3.000%, 04/01/2036 (Callable 10/01/2026)(Insured by ST AID)		1,400,000	1,509,850
Lancaster County Hospital Authority,
0.090%, 05/15/2030 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		400,000	400,000
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)		1,225,000	1,429,987
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)		1,000,000	1,162,189
Latrobe Industrial Development Authority:
5.000%, 03/01/2031		175,000	211,178
5.000%, 03/01/2032 (Callable 03/01/2031)		265,000	318,222
5.000%, 03/01/2033 (Callable 03/01/2031)		290,000	347,069
5.000%, 03/01/2034 (Callable 03/01/2031)		300,000	358,060
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)		525,000	547,368
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)		140,000	154,360
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)		650,000	715,383
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)		835,000	918,839
Montgomery County Higher Education & Health Authority:
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (7)		700,000	697,833
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)		595,000	602,485
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)		600,000	705,583
Panther Valley School District:
4.000%, 10/15/2031 (Callable 10/15/2028)(Insured by BAM)		730,000	846,291
4.000%, 10/15/2032 (Callable 10/15/2028)(Insured by BAM)		350,000	404,678
4.000%, 10/15/2033 (Callable 10/15/2028)(Insured by BAM)		235,000	270,273
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)		1,000,000	1,148,028
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)		300,000	333,186
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)		260,000	273,816
4.000%, 10/01/2049 (Callable 10/01/2028)		1,645,000	1,772,210
Pennsylvania Turnpike Commission:
5.000%, 06/01/2030 (Callable 12/01/2025)		280,000	327,285
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)		205,000	264,328
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)		155,000	176,493
0.000%, 12/01/2037 (Callable 12/01/2026) (7)		600,000	685,888
5.000%, 12/01/2038 (Callable 12/01/2028) (7)		755,000	931,903
6.375%, 12/01/2038 (Callable 12/01/2027) (7)		745,000	970,551
0.000%, 12/01/2040 (Callable 06/01/2029) (7)		470,000	513,397
Pittsburgh Water & Sewer Authority,
0.700%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)		4,000,000	4,031,748
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)		230,000	243,895
Ridley School District:
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)		830,000	917,099
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)		1,000,000	1,174,578
4.000%, 11/15/2037 (Callable 11/15/2029)(Insured by AGM)		325,000	381,199
School District of Philadelphia:
5.000%, 09/01/2023 (Insured by ST AID)		55,000	59,795
4.000%, 09/01/2037 (Callable 09/01/2029)(Insured by ST AID)		1,000,000	1,160,802
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)		500,000	625,099
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)		160,000	147,301
0.000%, 05/15/2030 (Insured by NATL)		1,780,000	1,512,108
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)		250,000	288,465
Warrior Run School District,
4.000%, 09/01/2042 (Callable 09/01/2026)(Insured by BAM)		1,610,000	1,823,563
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029		725,000	918,395
5.000%, 07/01/2030		550,000	707,355
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)		1,780,000	1,932,578
Total Pennsylvania (Cost $73,433,057)			74,551,877	5.3%

Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)		950,000	1,176,117
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)		45,000	46,278
Total Rhode Island (Cost $1,067,528)			1,222,395	0.1%

South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)		250,000	314,996
5.000%, 09/01/2029 (Insured by AGM)		225,000	289,384
5.000%, 09/01/2030 (Insured by AGM)		200,000	261,981
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)		185,000	214,479
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)		250,000	281,239
Piedmont Municipal Power Agency,
5.000%, 01/01/2032 (6)		2,000,000	2,365,548
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)		500,000	549,173
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)		1,080,000	1,342,622
4.000%, 08/15/2030 (Callable 08/15/2026)		270,000	299,946
5.250%, 08/15/2033 (Callable 08/15/2026)		2,500,000	2,876,454
0.150%, 05/01/2048 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		5,525,000	5,525,000
South Carolina State Housing Finance & Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)		760,000	773,022
3.800%, 01/01/2049 (Callable 07/01/2027)		315,000	334,827
4.000%, 07/01/2050 (Callable 07/01/2029)		2,905,000	3,251,010
3.000%, 01/01/2052 (Callable 07/01/2030)		1,500,000	1,639,356
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)		210,000	210,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)		3,770,000	3,770,000
Spartanburg County School District No. 7,
5.000%, 03/01/2048 (Callable 03/01/2029)		350,000	431,980
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)		445,000	523,311
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)		500,000	586,259
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)		500,000	584,845
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)		200,000	219,669
Total South Carolina (Cost $26,045,154)			26,645,101	1.9%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)		3,260,000	3,657,951
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)		380,000	406,766
3.000%, 09/01/2030 (Callable 09/01/2028)		175,000	185,381
4.000%, 11/01/2040 (Callable 11/01/2025)		155,000	169,394
3.000%, 09/01/2041 (Callable 09/01/2028)		250,000	251,383
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)		340,000	342,806
4.000%, 05/01/2049 (Callable 05/01/2028)		1,990,000	2,175,061
Total South Dakota (Cost $6,917,110)			7,188,742	0.5%

Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Pre-refunded to 02/01/2026)		1,000,000	1,189,453
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)		555,000	633,140
5.000%, 04/01/2036 (Callable 04/01/2025)		1,950,000	2,197,266
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)		530,000	608,061
4.000%, 12/01/2033 (Callable 12/01/2026)		1,300,000	1,490,679
4.000%, 12/01/2033 (Callable 12/01/2027)		480,000	559,562
4.000%, 12/01/2034 (Callable 12/01/2026)		1,310,000	1,499,202
4.000%, 12/01/2035 (Callable 12/01/2026)		275,000	313,891
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)		150,000	171,249
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022		200,000	204,428
5.000%, 01/01/2026 (Callable 01/01/2023)		145,000	152,640
Nashville & Davidson County Metropolitan Government,
3.000%, 10/01/2024		275,000	283,731
Shelby County Health Educational & Housing Facilities Board:
4.000%, 05/01/2037 (Callable 05/01/2027)		250,000	279,773
4.000%, 08/01/2040 (Callable 02/01/2028)		1,120,000	1,265,596
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026		75,000	90,857
5.000%, 02/01/2027		195,000	232,361
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)		785,000	879,766
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)		1,345,000	1,373,101
3.100%, 07/01/2036 (Callable 01/01/2026)		340,000	351,009
3.550%, 07/01/2039 (Callable 07/01/2024)		215,000	221,777
4.000%, 01/01/2042 (Callable 07/01/2026)		160,000	173,109
3.800%, 07/01/2043 (Callable 01/01/2022)		225,000	226,389
4.000%, 07/01/2043 (Callable 01/01/2023)		120,000	122,619
4.000%, 07/01/2045 (Callable 01/01/2025)		75,000	79,301
3.500%, 01/01/2047 (Callable 01/01/2026)		55,000	58,476
4.500%, 07/01/2049 (Callable 01/01/2028)		740,000	822,419
4.250%, 01/01/2050 (Callable 07/01/2028)		805,000	886,745
Total Tennessee (Cost $16,045,311)			16,366,600	1.2%

Texas
Abilene Convention Center Hotel Development Corp.:
4.000%, 10/01/2050 (Callable 10/01/2031)		2,850,000	3,088,455
5.000%, 10/01/2050 (Callable 10/01/2031) (3)		2,500,000	2,621,554
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)		250,000	281,480
4.000%, 08/15/2030 (PSF Guaranteed)		415,000	506,998
4.000%, 08/15/2031 (Callable 08/15/2029)(PSF Guaranteed)		510,000	608,988
4.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)		225,000	275,673
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)		180,000	209,284
4.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)		355,000	432,589
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)		1,370,000	1,660,775
4.000%, 08/15/2037 (Callable 08/15/2031)(PSF Guaranteed)		765,000	932,026
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)		295,000	331,461
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)		1,250,000	1,432,583
5.000%, 10/01/2036 (Callable 10/01/2027)		885,000	1,012,255
Baytown Municipal Development District:
2.500%, 10/01/2031		500,000	494,153
3.500%, 10/01/2031 (3)		1,020,000	1,008,643
Bexar County Hospital District,
4.000%, 02/15/2036 (Callable 02/15/2028)		250,000	287,168
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030) (7)		490,000	484,208
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)		2,000,000	2,333,603
4.000%, 01/01/2040 (Callable 01/01/2031)		1,250,000	1,446,839
5.000%, 01/01/2045 (Callable 07/01/2025)		500,000	571,071
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)		170,000	193,242
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)		835,000	979,515
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)		200,000	219,947
5.000%, 02/15/2035 (Callable 02/15/2024)		175,000	192,280
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)		500,000	635,133
City of Magnolia TX,
5.700%, 09/01/2046 (3)		995,000	1,141,780
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)		1,000,000	1,176,180
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)		1,500,000	1,542,195
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)(Insured by BAM)		650,000	754,303
4.000%, 08/01/2037 (Callable 08/01/2030)(Insured by BAM)		200,000	231,010
4.000%, 08/01/2038 (Callable 08/01/2030)(Insured by BAM)		165,000	190,112
4.000%, 08/01/2039 (Callable 08/01/2030)(Insured by BAM)		435,000	499,904
4.000%, 08/01/2041 (Callable 08/01/2030)(Insured by BAM)		200,000	229,234
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)		150,000	175,341
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)		700,000	793,650
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)		325,000	385,154
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)		1,000,000	1,195,065
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)		250,000	295,096
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)		1,380,000	1,638,649
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)		150,000	156,169
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)		90,000	103,372
County of Wise TX:
5.000%, 08/15/2029		880,000	1,084,883
5.000%, 08/15/2033 (Callable 08/15/2031)		930,000	1,163,487
Crane County Water District,
5.000%, 02/15/2023		250,000	265,538
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)		200,000	229,748
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)		200,000	229,929
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)		200,000	226,265
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)		200,000	225,061
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)		500,000	507,606
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)		2,045,000	2,223,544
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)		560,000	672,194
Fort Bend County Levee Improvement District No. 19:
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)		335,000	363,044
3.000%, 09/01/2030 (Callable 09/01/2026)(Insured by AGM)		715,000	773,896
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)		230,000	243,602
Fort Bend County Municipal Utility District No. 167,
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)		290,000	316,975
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)		295,000	314,296
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)		400,000	434,985
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)		450,000	487,864
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)		430,000	465,108
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)		825,000	886,987
Fort Bend Independent School District,
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)		100,000	119,876
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)		40,000	46,256
0.000%, 10/01/2035 (Callable 10/01/2028) (7)		50,000	57,850
0.000%, 10/01/2036 (Callable 10/01/2028) (7)		305,000	352,025
0.000%, 10/01/2045 (Callable 10/01/2028) (7)		1,700,000	1,947,733
0.000%, 10/01/2046 (Callable 10/01/2028) (7)		885,000	1,012,866
0.000%, 10/01/2047 (Callable 10/01/2028) (7)		1,875,000	2,148,391
0.000%, 10/01/2048 (Callable 10/01/2028) (7)		455,000	521,018
5.000%, 10/01/2052 (Mandatory Tender Date 10/01/2023) (1)		590,000	643,249
Guadalupe-Blanco River Authority:
4.000%, 08/15/2040 (Callable 08/15/2024) (6)		260,000	282,546
4.000%, 08/15/2046 (Callable 08/15/2024) (6)		450,000	486,631
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)		635,000	723,885
5.000%, 11/15/2033 (Callable 11/15/2027)		115,000	140,552
0.070%, 06/01/2046 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		5,100,000	5,100,000
0.708%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)		7,000,000	7,025,619
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)		370,000	391,847
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)		175,000	180,346
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)		250,000	266,106
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)		310,000	347,636
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 11/01/2021)		320,000	320,094
Hunt Memorial Hospital District:
5.000%, 02/15/2028		525,000	632,314
5.000%, 02/15/2030		1,015,000	1,259,334
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)		2,950,000	3,303,541
Lake Travis Independent School District:
4.000%, 02/15/2038 (Callable 02/15/2028)(PSF Guaranteed)		250,000	289,090
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)		25,000	25,226
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)		35,000	35,309
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)		350,000	430,728
Leander Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		20,000	9,168
Martin County Hospital District:
4.000%, 04/01/2027		225,000	255,168
4.000%, 04/01/2028		430,000	491,886
4.000%, 04/01/2031 (Callable 04/01/2030)		235,000	269,498
4.000%, 04/01/2034 (Callable 04/01/2030)		500,000	567,928
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)		1,035,000	1,250,830
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)		200,000	210,789
4.000%, 04/01/2024 (Insured by BAM)		200,000	216,188
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)		2,100,000	2,367,708
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 11/01/2021) (3)		60,000	60,113
2.000%, 01/01/2026 (6)		1,345,000	1,334,151
5.000%, 04/01/2029 (Pre-refunded to 04/01/2027)		255,000	312,430
5.000%, 04/01/2037 (Pre-refunded to 04/01/2027)		2,190,000	2,683,222
5.000%, 08/15/2047 (Callable 08/15/2027)		2,000,000	2,392,648
North Lamar Independent School District:
4.000%, 02/15/2032 (Callable 02/15/2031)(PSF Guaranteed)		1,230,000	1,525,565
4.000%, 02/15/2036 (Callable 02/15/2031)(PSF Guaranteed)		715,000	872,109
4.000%, 02/15/2037 (Callable 02/15/2031)(PSF Guaranteed)		625,000	759,893
4.000%, 02/15/2038 (Callable 02/15/2031)(PSF Guaranteed)		650,000	788,215
North Texas Tollway Authority:
5.000%, 01/01/2024		100,000	110,409
5.000%, 01/01/2033 (Callable 01/01/2026)		675,000	791,896
5.000%, 01/01/2034 (Callable 01/01/2025)		95,000	108,011
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (7)		40,000	60,537
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)		275,000	270,279
3.000%, 09/01/2027 (Insured by BAM)		170,000	189,873
Pecos Barstow Toyah Independent School District,
4.000%, 02/15/2041 (Callable 02/15/2025)(PSF Guaranteed)		1,570,000	1,737,680
Pflugerville Independent School District:
4.000%, 02/15/2033 (Callable 02/15/2026)		225,000	252,482
4.000%, 02/15/2034 (Callable 02/15/2026)		200,000	224,108
4.000%, 02/15/2035 (Callable 02/15/2026)		315,000	352,586
4.000%, 02/15/2036 (Callable 02/15/2026)		330,000	368,743
4.000%, 02/15/2037 (Callable 02/15/2026)		340,000	379,455
4.000%, 02/15/2039 (Callable 02/15/2026)		370,000	411,983
4.000%, 02/15/2041 (Callable 02/15/2026)		350,000	388,690
Port of Port Arthur Navigation District:
0.040%, 04/01/2040 (Optional Put Date 10/01/2021) (1)		5,300,000	5,300,000
0.040%, 04/01/2040 (Optional Put Date 10/01/2021) (1)		2,165,000	2,165,000
Red River Education Finance Corp.,
5.000%, 06/01/2022		500,000	515,131
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)		125,000	140,434
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)		100,000	115,904
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)		100,000	115,796
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022		160,000	166,823
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)		1,370,000	1,410,683
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)		85,000	94,927
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)		250,000	299,294
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)(PSF Guaranteed)		190,000	200,099
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2037 (Callable 11/15/2027)		600,000	711,880
5.000%, 11/15/2040 (Callable 11/15/2026)		400,000	460,679
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)		3,695,000	4,116,839
Texas Municipal Gas Acquisition & Supply Corp. I:
1.528%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2021) (2)		3,000,000	3,000,357
6.250%, 12/15/2026		1,545,000	1,795,903
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2028		400,000	503,962
5.000%, 12/15/2032		300,000	401,416
Texas Municipal Gas Acquisition and Supply Corp. II,
0.948%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		14,000,000	14,188,979
Texas Water Development Board,
5.000%, 10/15/2043 (Callable 04/15/2028)		3,335,000	4,096,676
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)		200,000	203,340
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)		105,000	117,015
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)		615,000	632,696
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)		240,000	295,004
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)		315,000	336,118
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)		470,000	499,738
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)		90,000	104,581
4.000%, 12/01/2037 (Callable 12/01/2027)(Insured by BAM)		865,000	974,990
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)		500,000	585,137
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2023)(PSF Guaranteed)		1,370,000	651,514
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)		330,000	380,827
Total Texas (Cost $137,049,727)			138,548,200	9.8%

Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)(Insured by AGM)		500,000	593,690
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)		250,000	300,596
5.000%, 10/01/2033 (Callable 10/01/2026)		350,000	420,264
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027		290,000	356,053
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)		155,000	189,936
5.000%, 07/01/2042 (Callable 07/01/2027)		2,735,000	3,290,013
South Ogden Conservation District,
4.000%, 02/01/2031 (Pre-refunded to 02/01/2022)(Insured by AGM)		295,000	298,718
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)		50,000	54,281
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)		1,760,000	2,094,259
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)		365,000	425,695
4.000%, 04/15/2028 (Insured by UT CSCE)		210,000	243,423
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)		720,000	837,654
5.250%, 10/15/2028 (Pre-refunded to 10/15/2023)(Insured by UT CSCE)		400,000	439,537
4.000%, 04/15/2029 (Insured by UT CSCE)		225,000	263,956
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)		285,000	337,462
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)		700,000	738,877
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)		520,000	593,876
5.000%, 10/15/2043 (Pre-refunded to 10/15/2023)(Insured by UT CSCE)		2,250,000	2,461,025
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)		1,000,000	1,160,000
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		190,000	202,922
Utah Infrastructure Agency:
5.000%, 10/15/2026		140,000	166,755
5.000%, 10/15/2027		125,000	151,931
Utah Transit Authority:
5.000%, 12/15/2029 (Callable 06/15/2028)		75,000	93,405
4.000%, 12/15/2041 (Callable 06/15/2028)		400,000	452,831
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)		925,000	1,060,327
Total Utah (Cost $16,688,992)			17,227,486	1.2%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)		275,000	334,284
University of Vermont and State Agricultural College,
4.000%, 10/01/2037 (Callable 10/01/2024)		710,000	767,409
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2035 (Callable 06/01/2026)		710,000	837,031
5.000%, 12/01/2039 (Callable 06/01/2026)		500,000	586,472
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)		105,000	110,076
Vermont Public Power Supply Authority:
5.000%, 07/01/2027		660,000	800,929
5.000%, 07/01/2028 (Callable 07/01/2027)		500,000	602,536
Winooski School District,
1.250%, 10/15/2021		3,500,000	3,500,615
Total Vermont (Cost $7,470,497)			7,539,352	0.5%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)		290,000	296,221
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)		1,500,000	1,680,010
James City County Economic Development Authority,
6.000%, 06/01/2043 (Pre-refunded to 06/01/2023)		2,348,594	2,551,888
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)		3,000,000	3,078,932
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)		1,200,000	1,354,131
Total Virginia (Cost $8,914,602)			8,961,182	0.6%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)		160,000	185,621
County of King WA,
5.000%, 01/01/2038 (Callable 01/01/2029)		400,000	500,667
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)		600,000	758,941
King County Housing Authority:
4.000%, 06/01/2029		800,000	948,070
5.000%, 12/01/2030 (Callable 12/01/2026)		1,650,000	1,969,733
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)		1,050,000	1,320,936
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)		235,000	273,375
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)		215,000	243,327
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028		220,000	266,408
5.000%, 01/01/2031 (Callable 01/01/2028)		100,000	118,889
5.000%, 01/01/2038 (Callable 01/01/2029)		2,500,000	2,954,902
5.000%, 01/01/2039 (Callable 01/01/2028)		1,500,000	1,737,421
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)		645,000	710,072
5.000%, 07/01/2038 (Callable 07/01/2031)		2,450,000	3,185,411
5.000%, 02/01/2039 (Callable 02/01/2029)		1,095,000	1,361,985
5.000%, 06/01/2039 (Callable 06/01/2029)		800,000	1,003,445
5.000%, 07/01/2039 (Callable 07/01/2031)		2,475,000	3,206,457
5.000%, 07/01/2042 (Callable 07/01/2028)		1,330,000	1,619,937
4.000%, 08/01/2042 (Callable 08/01/2022)		345,000	354,058
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)		100,000	114,760
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)		85,000	85,276
4.000%, 06/01/2049 (Callable 06/01/2028)		410,000	448,655
Total Washington (Cost $22,762,748)			23,368,346	1.7%

Wisconsin
Appleton Redevelopment Authority,
0.100%, 06/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)		11,700,000	11,700,000
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)		225,000	269,409
5.000%, 11/15/2032 (Callable 11/15/2026)		175,000	209,250
Public Finance Authority:
5.000%, 01/01/2022		150,000	151,710
5.000%, 01/01/2023		190,000	201,012
5.000%, 10/01/2023 (3)		2,125,000	2,283,885
5.000%, 01/01/2024		230,000	253,177
5.000%, 10/01/2024 (3)		875,000	970,511
5.000%, 01/01/2025		260,000	296,690
3.000%, 04/01/2025 (3)		330,000	340,466
5.000%, 06/15/2025		220,000	247,616
3.000%, 03/01/2026 (Callable 11/01/2021) (3)		1,250,000	1,251,083
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)		130,000	114,330
5.000%, 03/01/2031 (Callable 03/01/2026)		440,000	515,752
5.000%, 10/01/2044 (Callable 04/01/2029)		1,750,000	2,111,338
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)		25,000	24,733
Tender Option Bond Trust:
0.130%, 06/01/2027 (Optional Put Date 10/07/2021) (1)(3)		13,416,000	13,416,000
0.250%, 04/01/2032 (Callable 11/01/2021)(Optional Put Date 10/07/2021) (1)(3)		498,000	498,000
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)		465,000	574,784
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)		830,000	889,310
Village of Kohler WI,
4.000%, 06/01/2029 (Insured by BAM)		175,000	210,909
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)		1,795,000	2,046,686
5.000%, 04/01/2036 (Callable 04/01/2028)		1,000,000	1,223,456
4.000%, 04/01/2037 (Callable 04/01/2028)		1,000,000	1,127,131
5.000%, 04/01/2038 (Callable 04/01/2028)		1,000,000	1,217,709
5.000%, 04/01/2048 (Callable 04/01/2028)		1,435,000	1,702,540
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)		125,000	131,129
5.250%, 12/15/2023 (Insured by AGM)		75,000	81,005
0.000%, 12/15/2027		525,000	484,281
0.000%, 12/15/2027 (Insured by NATL)		220,000	201,692
5.000%, 12/15/2027 (Callable 06/15/2026)		500,000	599,439
5.250%, 12/15/2027 (ETM)(Insured by AGM)		70,000	84,293
5.250%, 12/15/2027 (Insured by AGM)		195,000	233,167
0.000%, 12/15/2028 (Insured by AGM)		1,025,000	923,303
0.000%, 12/15/2028		255,000	229,700
5.000%, 12/15/2028 (Callable 06/15/2026)		345,000	412,553
0.000%, 12/15/2029		315,000	276,466
0.000%, 12/15/2030		460,000	392,775
0.000%, 12/15/2030 (Insured by AGM)		645,000	548,733
5.000%, 12/15/2030 (Callable 06/15/2026)		500,000	595,099
5.000%, 12/15/2030 (Callable 12/15/2022)		395,000	414,260
5.000%, 12/15/2031 (Callable 06/15/2026)		440,000	523,463
0.000%, 12/15/2035 (Callable 06/15/2026)(Insured by BAM)		300,000	193,602
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)		1,200,000	837,425
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)		1,980,000	1,170,607
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2022		125,000	126,662
5.000%, 11/01/2022		120,000	123,990
5.000%, 07/01/2023		165,000	178,335
5.000%, 11/01/2023		125,000	132,767
5.000%, 07/01/2024		250,000	280,461
5.000%, 11/01/2024		155,000	168,799
4.000%, 09/15/2025 (Callable 09/15/2023)		225,000	239,109
5.000%, 11/01/2025		245,000	272,707
5.000%, 07/01/2026 (Callable 07/01/2024)		50,000	55,961
3.000%, 08/15/2026 (Callable 08/15/2024)		1,000,000	1,065,605
2.250%, 11/01/2026 (Callable 11/01/2021)		750,000	750,152
5.000%, 08/15/2028 (Callable 08/15/2023)		1,025,000	1,109,510
5.000%, 12/01/2028 (Callable 11/01/2026)		45,000	53,854
5.000%, 08/15/2029 (Callable 08/15/2027)		180,000	221,112
5.000%, 10/01/2029		545,000	691,622
5.000%, 12/15/2030 (Callable 12/15/2024)		480,000	546,267
5.000%, 04/01/2031 (Callable 04/01/2027)		250,000	300,296
5.000%, 02/15/2032 (Callable 02/15/2022)		670,000	681,212
5.000%, 04/01/2032 (Callable 10/01/2022)		290,000	301,338
4.000%, 08/15/2037 (Callable 08/15/2027)		1,905,000	2,177,285
4.375%, 06/01/2039 (Callable 06/01/2022)		230,000	234,456
5.000%, 08/15/2039 (Callable 08/15/2024)		1,435,000	1,607,948
5.250%, 10/15/2039 (Callable 10/15/2021)		710,000	711,103
4.000%, 11/15/2039 (Callable 05/15/2026)		500,000	564,195
5.000%, 12/15/2039 (Callable 12/15/2024)		450,000	510,285
5.000%, 11/15/2044 (Callable 11/15/2022)		330,000	346,727
5.000%, 12/15/2044 (Callable 12/15/2024)		675,000	763,822
4.000%, 11/15/2046 (Callable 05/15/2026)		475,000	531,397
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)		700,000	833,968
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)		2,410,000	2,712,911
0.600%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/26/2022)(Mandatory Tender Date 07/26/2023) (2)		1,000,000	1,002,809
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)		1,100,000	1,185,705
4.250%, 03/01/2049 (Callable 09/01/2028)		1,545,000	1,722,462
Total Wisconsin (Cost $72,935,987)			74,385,311	5.3%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030		500,000	601,193
4.000%, 05/01/2032 (Callable 05/01/2031)		525,000	634,951
4.000%, 05/01/2034 (Callable 05/01/2031)		500,000	600,318
4.000%, 05/01/2036 (Callable 05/01/2031)		600,000	715,708
4.000%, 05/01/2037 (Callable 05/01/2031)		225,000	267,518
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)		45,000	46,366
4.000%, 12/01/2048 (Callable 06/01/2028)		1,490,000	1,627,837
Total Wyoming (Cost $4,451,226)			4,493,891	0.3%
Total Municipal Bonds (Cost $1,377,921,171)			1,406,852,602	99.9%

Closed-End Investment Company		Shares
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.400%, 03/01/2029 (1)		4,800	4,800,000
Total Closed-End Investment Company (Cost $4,800,000)			4,800,000	0.3%
Total Long-Term Investments (Cost $1,392,983,879)			1,421,904,164	100.9%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)		755,321	755,321
Total Short-Term Investment (Cost $755,321)			755,321	0.1%
Total Investments (Cost $1,393,739,200)			1,422,659,485	101.0%
Liabilities in Excess of Other Assets			(14,593,080)	(1.0)%
TOTAL NET ASSETS			$1,408,066,405	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $104,750,251, which represented 7.44% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$10,251,562	$–	$10,251,562
Municipal Bonds	–	1,406,852,602	–	1,406,852,602
Closed-End Investment Company	–	4,800,000	–	4,800,000
Total Long-Term Investments	–	1,421,904,164	–	1,421,904,164
Short-Term Investment
Money Market Mutual Fund	755,321	–	–	755,321
Total Short-Term Investment	755,321	–	–	755,321
Total Investments	$755,321	$1,421,904,164	$–	$1,422,659,485

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.